UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-07972

Exact name of registrant as specified in charter:	Delaware Group Adviser Funds

Address of principal executive offices:	610 Market Street Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq. 610 Market Street Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2024

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual fund

Delaware Diversified Income Fund

April 30, 2024

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM’s public markets businesses trace their roots to 1929 and partner with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Diversified Income Fund at delawarefunds.com/literature.

Manage your account online

● Check your account balance and transactions

● View statements and tax forms

● Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.

The Fund is advised by Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT), a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Fund is governed by US laws and regulations.

This semiannual report is for the information of Delaware Diversified Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Fund's current prospectus or summary prospectus. These documents are available at delawarefunds.com/literature.

Unless otherwise noted, views expressed herein are current as of April 30, 2024, and subject to change for events occurring after such date. These views are not intended to be investment advice, to forecast future events, or to guarantee future results.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

All third-party marks cited are the property of their respective owners.

© 2024 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from November 1, 2023 to April 30, 2024 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from November 1, 2023 to April 30, 2024.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from November 1, 2023 to April 30, 2024 (Unaudited)

Delaware Diversified Income Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	11/1/23	4/30/24	Expense Ratio	11/1/23 to 4/30/24*
Actual Fund return†
Class A	$1,000.00	$1,060.10	0.70%	$3.59
Class C	1,000.00	1,056.20	1.45%	7.41
Class R	1,000.00	1,058.90	0.95%	4.86
Institutional Class	1,000.00	1,061.40	0.45%	2.31
Class R6	1,000.00	1,061.90	0.36%	1.85
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.38	0.70%	$3.52
Class C	1,000.00	1,017.65	1.45%	7.27
Class R	1,000.00	1,020.14	0.95%	4.77
Institutional Class	1,000.00	1,022.63	0.45%	2.26
Class R6	1,000.00	1,023.07	0.36%	1.81

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds), in which it invests. The table above does not reflect the expenses of any Underlying Funds.

Security type / sector allocations

Delaware Diversified Income Fund	As of April 30, 2024 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Agency Collateralized Mortgage Obligations	2.37%
Agency Commercial Mortgage-Backed Securities	0.04%
Agency Mortgage-Backed Securities	26.76%
Collateralized Debt Obligations	1.31%
Corporate Bonds	32.38%
Banking	8.28%
Basic Industry	0.83%
Brokerage	0.46%
Capital Goods	1.40%
Communications	4.36%
Consumer Cyclical	1.29%
Consumer Non-Cyclical	2.38%
Electric	3.80%
Energy	3.53%
Finance Companies	1.59%
Industrials	0.06%
Insurance	1.73%
Natural Gas	0.26%
Real Estate Investment Trusts	0.31%
Technology	1.36%
Transportation	0.74%
Government Agency Obligations	0.78%
Municipal Bonds	0.48%
Non-Agency Asset-Backed Securities	2.23%
Non-Agency Collateralized Mortgage Obligations	2.01%
Non-Agency Commercial Mortgage-Backed Securities	8.30%
Loan Agreements	2.05%
Sovereign Bonds	1.47%
Supranational Banks	0.03%
US Treasury Obligations	18.41%
Common Stock	0.08%
Short-Term Investments	1.68%
Total Value of Securities	100.38%
Liabilities Net of Receivables and Other Assets	(0.38)%
Total Net Assets	100.00%

Schedule of investments

Delaware Diversified Income Fund	April 30, 2024 (Unaudited)
	Principal
	amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 2.37%
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 •	2,852	$2,861
Series 2002-T19 A1 6.50% 7/25/42	35,424	36,078
Series 2004-T1 1A2 6.50% 1/25/44	8,417	8,412
Fannie Mae REMIC Trust
Series 2002-W6 2A 7.50% 6/25/42 •	8,231	7,972
Series 2003-W1 2A 5.286% 12/25/42 •	5,338	5,194
Series 2004-W11 1A2 6.50% 5/25/44	93,209	92,822
Fannie Mae REMICs
Series 2013-44 Z 3.00% 5/25/43	23,965	15,876
Series 2017-40 GZ 3.50% 5/25/47	1,946,334	1,715,018
Freddie Mac Multifamily Structured Pass Through Certificates Series X3FX A2FX 3.00% 6/25/27 ♦	4,515,000	4,293,685
Freddie Mac REMICs Series 4676 KZ 2.50% 7/15/45	1,643,397	1,371,943
Freddie Mac Structured Agency Credit Risk Debt Notes Series 2017-HQA2 M2AS 6.494% (SOFR + 1.16%) 12/25/29 •	629,688	630,044
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-DNA1 M2 144A 7.13% (SOFR + 1.80%) 1/25/51 #, •	12,167,192	12,293,494
Series 2021-DNA3 M2 144A 7.43% (SOFR + 2.10%) 10/25/33 #, •	6,770,000	6,916,003
Series 2021-DNA5 M2 144A 6.98% (SOFR + 1.65%) 1/25/34 #, •	5,287,850	5,314,290
Series 2021-HQA1 M2 144A 7.58% (SOFR + 2.25%) 8/25/33 #, •	16,599,584	17,007,149
Series 2021-HQA2 M2 144A 7.38% (SOFR + 2.05%) 12/25/33 #, •	13,199,155	13,430,140
Series 2022-DNA1 M2 144A 7.83% (SOFR + 2.50%) 1/25/42 #, •	3,500,000	3,556,302
Series 2022-DNA2 M2 144A 9.08% (SOFR + 3.75%) 2/25/42 #, •	2,000,000	2,099,455
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 ♦	11,392	11,271
Series T-58 2A 6.50% 9/25/43 ♦	156,160	154,209
GNMA Series 2013-113 LY 3.00% 5/20/43	1,127,430	986,931

	Principal
	amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA Series 2013-182 CZ 2.50% 12/20/43	1,157,446	$981,013
Total Agency Collateralized Mortgage Obligations (cost $70,343,659)		70,930,162

Agency Commercial Mortgage-Backed Securities — 0.04%
FREMF Mortgage Trust
Series 2015-K44 B 144A 3.845% 1/25/48 #, •	1,000,000	981,214
Series 2017-K71 B 144A 3.88% 11/25/50 #, •	80,000	74,572

Total Agency Commercial Mortgage-Backed Securities (cost $1,052,504)		1,055,786

Agency Mortgage-Backed Securities — 26.76%
Fannie Mae S.F. 15 yr
2.00% 3/1/37	13,165,296	11,435,529
2.50% 7/1/36	11,735,296	10,415,783
2.50% 8/1/36	108,066	95,915
4.50% 5/1/38	3,340,128	3,231,877
Fannie Mae S.F. 20 yr
2.00% 3/1/41	7,255,870	5,935,648
2.00% 5/1/41	6,866,174	5,616,847
3.00% 9/1/37	2,038,380	1,859,820
4.00% 5/1/43	7,816,676	7,252,006
5.50% 8/1/43	3,425,296	3,361,116
Fannie Mae S.F. 30 yr
2.00% 11/1/50	9,317,099	7,153,423
2.00% 12/1/50	2,438,285	1,871,762
2.00% 1/1/51	2,460,264	1,897,028
2.00% 2/1/51	6,810,251	5,255,053
2.00% 3/1/51	718,172	544,780
2.00% 5/1/51	5,727,032	4,328,555
2.00% 8/1/51	3,486,091	2,673,099
2.00% 9/1/51	18,297,294	13,878,302
2.00% 1/1/52	8,551,335	6,568,998
2.50% 8/1/50	11,717,794	9,493,327
2.50% 6/1/51	8,837,687	7,149,248
2.50% 8/1/51	17,345,126	13,950,699
2.50% 12/1/51	4,551,228	3,614,842
2.50% 2/1/52	26,500,348	21,019,752
3.00% 10/1/46	560,552	476,239
3.00% 4/1/47	4,708,496	3,980,090

Schedule of investments

Delaware Diversified Income Fund

	Principal
	amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
3.00% 11/1/48	1,770,282	$1,501,901
3.00% 12/1/49	10,981,979	9,225,629
3.00% 7/1/50	1,951,481	1,634,299
3.00% 8/1/50	1,765,301	1,479,289
3.00% 5/1/51	1,291,693	1,085,769
3.00% 7/1/51	10,329,641	8,645,460
3.00% 8/1/51	10,152,756	8,475,110
3.00% 12/1/51	1,508,052	1,265,284
3.00% 6/1/52	16,572,185	13,803,071
3.50% 2/1/47	4,064,072	3,643,875
3.50% 7/1/47	5,164,400	4,630,894
3.50% 1/1/48	188,262	166,544
3.50% 2/1/48	3,589,131	3,157,449
3.50% 12/1/49	646,722	568,138
3.50% 1/1/50	1,916,092	1,691,622
3.50% 3/1/50	2,040,769	1,804,375
3.50% 8/1/50	4,931,881	4,342,098
3.50% 1/1/52	16,504,500	14,256,774
3.50% 5/1/52	7,260,710	6,342,859
3.50% 9/1/52	6,512,918	5,691,619
4.00% 3/1/47	4,220,668	3,863,417
4.00% 4/1/47	1,161,705	1,064,492
4.00% 10/1/48	6,057,583	5,550,901
4.00% 5/1/51	5,329,058	4,851,259
4.00% 6/1/52	2,494,734	2,233,846
4.00% 9/1/52	4,321,105	3,872,832
4.50% 7/1/40	18,130	17,334
4.50% 8/1/41	20,583	19,562
4.50% 2/1/46	15,211	14,406
4.50% 5/1/46	326,428	310,250
4.50% 4/1/48	1,505,572	1,437,480
4.50% 9/1/48	18,752	17,535
4.50% 1/1/49	10,114,543	9,509,889
4.50% 1/1/50	13,398,761	12,703,437
4.50% 4/1/50	1,741,645	1,636,345
4.50% 10/1/52	28,994,566	26,729,424
4.50% 12/1/52	668,160	615,965
4.50% 2/1/53	7,996,400	7,371,687
5.00% 7/1/47	234,853	227,958
5.00% 7/1/49	5,773,499	5,562,152
5.00% 1/1/51	6,329,823	6,088,645

	Principal
	amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
5.00% 8/1/53	23,207,171	$22,017,866
5.50% 5/1/44	6,693,523	6,664,203
5.50% 10/1/52	9,607,530	9,359,786
5.50% 11/1/52	9,022,113	8,818,512
6.00% 1/1/42	12,037,159	12,195,553
6.00% 7/1/53	4,662,985	4,707,395
6.00% 9/1/53	5,900,992	5,848,840
Freddie Mac S.F. 15 yr 3.00% 3/1/35	20,144,079	18,406,054
Freddie Mac S.F. 20 yr
2.00% 5/1/42	4,218,913	3,410,097
2.00% 8/1/42	10,093,634	8,177,507
2.50% 6/1/41	14,223,543	11,997,833
2.50% 3/1/42	5,825,222	4,866,460
3.00% 4/1/42	1,075,351	924,244
3.00% 6/1/42	6,011,812	5,165,812
5.00% 11/1/42	6,400,075	6,157,115
Freddie Mac S.F. 30 yr
2.00% 2/1/52	7,753,545	5,864,201
2.00% 3/1/52	8,385,199	6,341,215
2.50% 10/1/51	17,021,031	13,681,542
2.50% 12/1/51	11,046,293	8,906,692
2.50% 5/1/52	10,097,537	8,011,045
3.00% 11/1/46	85,456	72,636
3.00% 1/1/47	4,363,178	3,699,862
3.00% 1/1/50	1,575,847	1,329,483
3.00% 7/1/50	2,300,243	1,942,018
3.00% 5/1/51	13,189,415	11,145,181
3.00% 8/1/51	3,590,920	2,997,368
3.00% 8/1/52	10,787,250	9,036,507
3.50% 11/1/48	4,790,963	4,254,664
3.50% 2/1/49	29,582,706	25,775,637
3.50% 4/1/52	18,610,867	16,115,794
4.00% 9/1/52	35,941,623	32,264,676
4.50% 1/1/49	6,242,739	5,844,263
4.50% 8/1/49	3,904,579	3,676,682
4.50% 7/1/52	3,915,404	3,616,489
4.50% 10/1/52	37,198,763	34,292,681
5.00% 7/1/52	7,009,937	6,699,122
5.00% 6/1/53	37,143,096	35,253,753
5.50% 9/1/41	4,547,437	4,533,758

Schedule of investments

Delaware Diversified Income Fund

	Principal
	amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
5.50% 9/1/52	5,253,954	$5,133,540
5.50% 11/1/52	6,226,064	6,075,869
5.50% 2/1/53	8,479,332	8,289,337
5.50% 3/1/53	11,704,927	11,436,996
5.50% 6/1/53	4,303,458	4,178,192
5.50% 9/1/53	11,331,123	11,055,848
6.00% 9/1/53	3,502,365	3,470,914
GNMA I S.F. 30 yr
3.00% 3/15/50	952,150	812,573
5.50% 10/15/42	4,102,538	4,129,365
GNMA II S.F. 30 yr
3.00% 8/20/50	1,795,660	1,560,133
5.00% 9/20/52	3,450,133	3,306,356
5.50% 6/20/49	6,398,111	6,360,489
5.50% 2/20/54	6,872,759	6,780,519
6.00% 2/20/54	14,405,394	14,483,828
Total Agency Mortgage-Backed Securities (cost $878,450,271)		801,317,118

Collateralized Debt Obligations — 1.31%
AMMC CLO Series 2018-22A A 144A 6.615% (TSFR03M + 1.29%, Floor 1.03%) 4/25/31 #, •	2,240,421	2,242,836
Apex Credit CLO Series 2018-1A A2 144A 6.615% (TSFR03M + 1.29%) 4/25/31 #, •	10,320,209	10,315,091
Black Diamond CLO DAC Series 2017-2A A2 144A 6.886% (TSFR03M + 1.56%, Floor 1.30%) 1/20/32 #, •	1,386,969	1,385,431
Catamaran CLO Series 2014-1A A1BR 144A 6.976% (TSFR03M + 1.65%) 4/22/30 #, •	5,000,000	5,001,395
Man GLG US CLO Series 2018-1A A1R 144A 6.726% (TSFR03M + 1.40%) 4/22/30 #, •	10,141,915	10,153,112
Saranac CLO VII Series 2014-2A A1AR 144A 6.811% (TSFR03M + 1.49%) 11/20/29 #, •	58,662	58,704
Signal Peak CLO 5 Series 2018-5A A1R 144A 6.876% (TSFR03M + 1.55%, Floor 1.55%) 4/25/37 #, •	8,400,000	8,396,648
Venture 42 CLO Series 2021-42A A1A 144A 6.72% (TSFR03M + 1.39%, Floor 1.13%) 4/15/34 #, •	300,000	298,832

	Principal
	amount°	Value (US $)
Collateralized Debt Obligations (continued)
Zais CLO Series 2021-17A A1A 144A 6.916% (TSFR03M + 1.59%, Floor 1.33%) 10/20/33 #, •	1,500,000	$1,502,712
Total Collateralized Debt Obligations (cost $39,310,676)		39,354,761

Corporate Bonds — 32.38%
Banking — 8.28%
Access Bank 144A 6.125% 9/21/26 #	790,000	734,700
Akbank TAS 6.80% 6/22/31 μ	400,000	391,744
Banco Continental 144A 2.75% 12/10/25 #	480,000	451,536
Banco de Credito del Peru
144A 3.125% 7/1/30 #, μ	605,000	575,552
144A 5.85% 1/11/29 #	690,000	683,148
Banco de Credito e Inversiones
144A 3.50% 10/12/27 #	365,000	341,054
144A 8.75% 2/8/29 #, μ, y	725,000	743,506
Banco GNB Sudameris 144A 7.50% 4/16/31 #, μ	745,000	669,024
Banco Industrial 144A 4.875% 1/29/31 #, μ	405,000	388,075
Banco Internacional del Peru 144A 7.625% 1/16/34 #, μ	620,000	637,506
Banco Mercantil del Norte 144A 8.375% 10/14/30 #, μ, y	320,000	318,801
Banco Santander
5.538% 3/14/30 μ	2,400,000	2,353,215
5.588% 8/8/28	2,000,000	1,988,993
Banco Santander Mexico 144A 7.525% 10/1/28 #, μ	425,000	441,976
Bank Leumi Le-Israel 144A 7.129% 7/18/33 #, μ	725,000	702,742
Bank of America
2.482% 9/21/36 μ	13,120,000	10,258,741
5.819% 9/15/29 μ	5,431,000	5,464,779
6.204% 11/10/28 μ	9,100,000	9,293,010
Bank of Montreal 7.70% 5/26/84 μ	3,315,000	3,317,455
Bank of New York Mellon 4.70% 9/20/25 μ, y	6,728,000	6,589,894
Barclays
6.224% 5/9/34 μ	1,770,000	1,775,474
7.385% 11/2/28 μ	1,779,000	1,858,554

Schedule of investments

Delaware Diversified Income Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
BBVA Bancomer
144A 5.875% 9/13/34 #, μ	465,000	$429,343
144A 8.125% 1/8/39 #, μ	480,000	486,594
Citibank
5.438% 4/30/26	2,180,000	2,177,282
5.488% 12/4/26	5,060,000	5,065,750
Citigroup 5.61% 9/29/26 μ	2,033,000	2,029,125
Citizens Bank 6.064% 10/24/25 μ	4,740,000	4,718,325
Credit Agricole
144A 5.365% 3/11/34 #	4,295,000	4,168,913
144A 6.316% 10/3/29 #, μ	6,755,000	6,885,338
Deutsche Bank
3.729% 1/14/32 μ	3,669,000	3,022,228
6.72% 1/18/29 μ	4,496,000	4,586,609
6.819% 11/20/29 μ	3,220,000	3,310,363
7.146% 7/13/27 μ	2,310,000	2,358,790
Fifth Third Bank 5.852% 10/27/25 μ	5,875,000	5,866,216
Goldman Sachs Group
5.727% 4/25/30 μ	2,500,000	2,504,809
5.851% 4/25/35 μ	2,805,000	2,807,588
6.484% 10/24/29 μ	10,625,000	10,966,514
HDFC Bank 5.18% 2/15/29	670,000	655,504
Huntington Bancshares 6.208% 8/21/29 μ	3,615,000	3,631,319
Huntington National Bank
4.552% 5/17/28 μ	2,957,000	2,848,464
5.65% 1/10/30	1,885,000	1,852,030
ICICI Bank 144A 4.00% 3/18/26 #	345,000	334,260
ING Groep 6.083% 9/11/27 μ	1,600,000	1,607,955
JPMorgan Chase & Co.
3.109% 4/22/51 μ	1,215,000	795,936
5.012% 1/23/30 μ	2,720,000	2,655,204
5.571% 4/22/28 μ	3,000,000	2,998,264
5.766% 4/22/35 μ	3,100,000	3,103,366
6.254% 10/23/34 μ	1,853,000	1,919,777
KeyBank 4.15% 8/8/25	4,303,000	4,177,956
KeyCorp 6.401% 3/6/35 μ	2,135,000	2,101,095

		Principal
		amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Morgan Stanley
0.495% 10/26/29 μ	EUR	4,650,000	$4,285,633
2.484% 9/16/36 μ		9,638,000	7,437,266
5.164% 4/20/29 μ		9,800,000	9,642,596
5.831% 4/19/35 μ		5,164,000	5,163,849
6.138% 10/16/26 μ		2,120,000	2,132,364
6.296% 10/18/28 μ		4,028,000	4,114,125
6.407% 11/1/29 μ		3,522,000	3,632,626
6.627% 11/1/34 μ		3,315,000	3,499,368
NBK SPC 144A 1.625% 9/15/27 #, μ		1,395,000	1,267,540
Oversea-Chinese Banking 144A 1.832% 9/10/30 #, μ		455,000	430,929
PNC Bank 4.05% 7/26/28		6,875,000	6,442,043
PNC Financial Services Group
5.676% 1/22/35 μ		2,200,000	2,156,299
6.875% 10/20/34 μ		3,330,000	3,536,172
Popular 7.25% 3/13/28		1,910,000	1,917,359
Rizal Commercial Banking 6.50% 8/27/25 μ, y		685,000	672,976
Shinhan Bank 144A 5.75% 4/15/34 #		540,000	524,040
Shinhan Financial Group 144A 5.00% 7/24/28 #		370,000	360,788
Standard Chartered 144A 6.301% 1/9/29 #, μ		590,000	597,089
State Street 4.993% 3/18/27		3,400,000	3,370,082
SVB Financial Group
1.80% 2/2/31 ‡		2,130,000	1,365,579
4.00% 5/15/26 μ, ‡, y		6,135,000	76,687
4.57% 4/29/33 μ, ‡		7,192,000	4,656,359
TBC Bank 144A 10.25% 7/30/29 #, μ, y		845,000	844,307
Toronto-Dominion Bank 4.108% 6/8/27		1,870,000	1,798,125
Truist Bank 2.636% 9/17/29 μ		15,293,000	14,731,589
Truist Financial 4.95% 9/1/25 μ, y		4,255,000	4,145,390
Turkiye Garanti Bankasi
144A 7.177% 5/24/27 #, μ		475,000	470,616
144A 8.375% 2/28/34 #, μ		665,000	661,860
UBS Group
0.25% 11/5/28 μ	EUR	2,350,000	2,210,945
144A 5.699% 2/8/35 #, μ		1,285,000	1,246,579

Schedule of investments

Delaware Diversified Income Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
US Bancorp
2.491% 11/3/36 μ	8,005,000	$6,105,040
4.653% 2/1/29 μ	2,558,000	2,466,002
5.384% 1/23/30 μ	1,040,000	1,025,821
5.678% 1/23/35 μ	2,310,000	2,257,601
5.727% 10/21/26 μ	555,000	554,958
6.787% 10/26/27 μ	1,475,000	1,513,005
Yapi ve Kredi Bankasi 144A 9.25% 1/17/34 #, μ	655,000	671,499
		248,029,502
Basic Industry — 0.83%
Anglo American Capital 144A 5.50% 5/2/33 #	780,000	761,100
Antofagasta 144A 6.25% 5/2/34 #	665,000	665,665
Celanese US Holdings
6.05% 3/15/25	1,298,000	1,298,468
6.165% 7/15/27	1,050,000	1,056,512
CSN Resources 144A 8.875% 12/5/30 #	640,000	642,139
First Quantum Minerals
144A 6.875% 10/15/27 #	355,000	341,835
144A 9.375% 3/1/29 #	575,000	594,794
Freeport-McMoRan 5.45% 3/15/43	3,960,000	3,633,785
LYB International Finance III
3.625% 4/1/51	2,705,000	1,821,353
5.50% 3/1/34	4,765,000	4,627,630
Metinvest 144A 7.75% 10/17/29 #	730,000	483,005
Samarco Mineracao PIK, 144A 9.50% 6/30/31 #, >>	793,033	724,306
Sasol Financing USA 144A 8.75% 5/3/29 #	760,000	764,826
Sherwin-Williams 3.30% 5/15/50	7,980,000	5,302,668
Sociedad Quimica y Minera de Chile 144A 6.50% 11/7/33 #	870,000	872,835
Vale Overseas 6.125% 6/12/33	660,000	648,751
WE Soda Investments Holding 144A 9.375% 2/14/31 #	520,000	530,674
		24,770,346

		Principal
		amount°	Value (US $)
Corporate Bonds (continued)
Brokerage — 0.46%
Jefferies Financial Group
2.625% 10/15/31		4,525,000	$3,598,021
5.875% 7/21/28		4,140,000	4,124,974
6.05% 3/12/25		3,430,000	3,433,637
6.50% 1/20/43		2,615,000	2,623,499
			13,780,131
Capital Goods — 1.40%
Adani Green Energy 144A 4.375% 9/8/24 #		665,000	658,679
Amphenol
5.05% 4/5/27		1,560,000	1,549,893
5.25% 4/5/34		3,100,000	3,061,373
Ardagh Metal Packaging Finance USA 144A 3.25% 9/1/28 #		3,842,000	3,332,125
Boeing
2.196% 2/4/26		5,990,000	5,589,521
144A 6.528% 5/1/34 #		1,677,000	1,690,887
144A 6.858% 5/1/54 #		3,106,000	3,120,314
Cemex 144A 9.125% 3/14/28 #, μ, y		550,000	590,569
Foxconn Far East 2.50% 10/28/30		535,000	443,688
Holcim Finance Luxembourg
0.50% 4/23/31	EUR	2,400,000	2,052,185
0.625% 4/6/30	EUR	2,300,000	2,057,370
Mauser Packaging Solutions Holding 144A 7.875% 4/15/27 #		2,990,000	3,049,800
Northrop Grumman 5.20% 6/1/54		4,125,000	3,792,155
SAN Miguel Industrias 144A 3.50% 8/2/28 #		800,000	683,276
Sisecam UK 144A 8.25% 5/2/29 #		710,000	723,565
Standard Industries 144A 3.375% 1/15/31 #		2,956,000	2,424,075
Teledyne Technologies 2.25% 4/1/28		5,455,000	4,833,131
UltraTech Cement 144A 2.80% 2/16/31 #		525,000	431,439
United Rentals North America 3.875% 2/15/31		1,711,000	1,501,706
West China Cement 4.95% 7/8/26		545,000	444,735
			42,030,486
Communications — 4.36%
Altice France 144A 5.50% 10/15/29 #		2,600,000	1,705,002
America Movil 4.70% 7/21/32		685,000	641,110
American Tower
2.30% 9/15/31		9,015,000	7,165,891
5.20% 2/15/29		2,215,000	2,175,064
5.45% 2/15/34		1,940,000	1,885,601

Schedule of investments

Delaware Diversified Income Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
AT&T
3.50% 6/1/41	2,069,000	$1,535,072
3.50% 9/15/53	18,030,000	11,895,714
C&W Senior Financing 144A 6.875% 9/15/27 #	480,000	455,064
CCO Holdings 144A 4.25% 1/15/34 #	5,640,000	4,091,545
Cellnex Finance 144A 3.875% 7/7/41 #	10,698,000	8,117,760
Charter Communications Operating
3.85% 4/1/61	7,370,000	4,121,329
4.40% 12/1/61	9,909,000	6,139,258
Comcast
2.80% 1/15/51	1,378,000	822,506
4.55% 1/15/29	6,785,000	6,592,225
Connect Finco 144A 6.75% 10/1/26 #	5,030,000	4,875,895
Crown Castle 1.05% 7/15/26	3,060,000	2,770,168
CSC Holdings 144A 4.625% 12/1/30 #	1,820,000	791,551
CT Trust 144A 5.125% 2/3/32 #	675,000	586,926
Directv Financing 144A 5.875% 8/15/27 #	3,586,000	3,345,386
Discovery Communications 4.00% 9/15/55	10,590,000	6,647,439
Frontier Communications Holdings
144A 5.00% 5/1/28 #	3,385,000	3,117,647
144A 5.875% 10/15/27 #	2,295,000	2,203,633
IHS Holding
144A 5.625% 11/29/26 #	500,000	460,905
5.625% 11/29/26	250,000	230,453
Millicom International Cellular 144A 7.375% 4/2/32 #	604,000	592,833
Prosus 144A 4.193% 1/19/32 #	775,000	656,731
Rogers Communications
5.00% 2/15/29	3,885,000	3,781,538
5.30% 2/15/34	4,325,000	4,147,925
Silknet JSC 144A 8.375% 1/31/27 #	510,000	516,655
Sprint Capital 6.875% 11/15/28	3,940,000	4,129,258
Sprint Spectrum 144A 4.738% 3/20/25 #	852,500	847,564
Summit Digitel Infrastructure 144A 2.875% 8/12/31 #	770,000	623,840
Time Warner Cable 7.30% 7/1/38	10,225,000	9,942,275
T-Mobile USA
3.00% 2/15/41	13,210,000	9,241,569
3.75% 4/15/27	5,850,000	5,575,798
5.75% 1/15/34	1,465,000	1,476,119

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Turkcell Iletisim Hizmetleri 144A 5.80% 4/11/28 #	500,000	$479,143
Verizon Communications
2.875% 11/20/50	2,755,000	1,678,878
5.50% 2/23/54	1,600,000	1,520,578
Vmed O2 UK Financing I 144A 4.25% 1/31/31 #	3,745,000	3,062,660
		130,646,508
Consumer Cyclical — 1.29%
Alibaba Group Holding 2.70% 2/9/41	580,000	385,784
Alsea 144A 7.75% 12/14/26 #	500,000	505,580
Amazon.com 2.50% 6/3/50	3,585,000	2,125,648
Aptiv 3.10% 12/1/51	7,951,000	4,693,498
Carnival
144A 4.00% 8/1/28 #	1,065,000	974,470
144A 7.625% 3/1/26 #	2,524,000	2,541,359
Ford Motor Credit
2.30% 2/10/25	645,000	626,890
2.90% 2/16/28	1,425,000	1,268,192
2.90% 2/10/29	940,000	811,856
4.542% 8/1/26	2,577,000	2,493,434
5.80% 3/5/27	2,995,000	2,975,784
5.80% 3/8/29	2,420,000	2,378,818
6.798% 11/7/28	1,105,000	1,130,077
Future Retail 144A 5.60% 1/22/25 #, ‡	1,295,000	9,713
General Motors
5.40% 4/1/48	2,695,000	2,362,140
5.95% 4/1/49	898,000	844,956
General Motors Financial
5.75% 2/8/31	1,195,000	1,181,082
5.95% 4/4/34	1,300,000	1,272,016
Jollibee Worldwide 4.125% 1/24/26	375,000	363,736
Melco Resorts Finance 144A 7.625% 4/17/32 #	675,000	661,298
MGM China Holdings 144A 4.75% 2/1/27 #	670,000	632,901
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	1,480,000	1,441,619
Sands China
3.25% 8/8/31	520,000	425,380
4.625% 6/18/30	595,000	536,061
Studio City Finance 144A 5.00% 1/15/29 #	1,065,000	906,536

Schedule of investments

Delaware Diversified Income Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
VICI Properties 4.95% 2/15/30	5,195,000	$4,930,523
		38,479,351
Consumer Non-Cyclical — 2.38%
AbbVie
4.95% 3/15/31	4,000,000	3,925,064
5.35% 3/15/44	1,585,000	1,533,740
Amgen
5.15% 3/2/28	1,615,000	1,601,061
5.25% 3/2/30	1,595,000	1,581,336
5.25% 3/2/33	22,110,000	21,637,403
Bimbo Bakeries USA 144A 6.40% 1/15/34 #	635,000	658,317
Cardinal Health 5.125% 2/15/29	3,525,000	3,470,563
Central American Bottling 144A 5.25% 4/27/29 #	680,000	635,422
DaVita
144A 3.75% 2/15/31 #	1,410,000	1,161,576
144A 4.625% 6/1/30 #	980,000	859,479
HCA
3.50% 7/15/51	8,126,000	5,277,157
5.45% 4/1/31	1,980,000	1,939,301
6.00% 4/1/54	2,810,000	2,679,926
Indofood CBP Sukses Makmur
3.541% 4/27/32	600,000	502,842
4.805% 4/27/52	415,000	320,236
JBS USA Holding Lux 5.50% 1/15/30	590,000	569,948
MHP Lux 144A 6.95% 4/3/26 #	715,000	575,047
Minerva Luxembourg 144A 8.875% 9/13/33 #	825,000	846,728
New York & Presbyterian Hospital 4.063% 8/1/56	130,000	101,067
Royalty Pharma
1.75% 9/2/27	3,955,000	3,498,763
3.35% 9/2/51	9,196,000	5,635,760
3.55% 9/2/50	3,376,000	2,182,516
Takeda Pharmaceutical 3.175% 7/9/50	12,660,000	8,235,405
Teva Pharmaceutical Finance Netherlands III
5.125% 5/9/29	400,000	379,204
6.75% 3/1/28	540,000	548,615
Zoetis 5.40% 11/14/25	930,000	927,900
		71,284,376

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Electric — 3.80%
AEP Texas 5.40% 6/1/33	1,180,000	$1,137,978
AES Andes 144A 6.30% 3/15/29 #	665,000	656,152
Alfa Desarrollo 144A 4.55% 9/27/51 #	655,341	478,176
Appalachian Power 4.50% 8/1/32	4,655,000	4,241,040
Berkshire Hathaway Energy 2.85% 5/15/51	9,875,000	5,921,642
Calpine
144A 4.50% 2/15/28 #	895,000	836,564
144A 5.00% 2/1/31 #	3,015,000	2,735,311
144A 5.125% 3/15/28 #	893,000	847,868
Cikarang Listrindo 144A 4.95% 9/14/26 #	614,000	589,120
Constellation Energy Generation 5.75% 3/15/54	3,490,000	3,286,726
DTE Energy 5.10% 3/1/29	2,980,000	2,910,296
Duke Energy 4.875% 9/16/24 μ, y	5,585,000	5,548,165
Duke Energy Carolinas 4.95% 1/15/33	1,945,000	1,873,373
Enel Finance America 144A 2.875% 7/12/41 #	6,725,000	4,335,122
Engie Energia Chile 144A 6.375% 4/17/34 #	815,000	806,218
Entergy Arkansas 4.20% 4/1/49	2,570,000	2,005,603
Entergy Louisiana 4.95% 1/15/45	685,000	598,568
Entergy Texas 3.55% 9/30/49	2,160,000	1,495,192
Evergy Kansas Central 3.45% 4/15/50	3,230,000	2,175,818
Exelon 5.30% 3/15/33	1,430,000	1,392,384
Fells Point Funding Trust 144A 3.046% 1/31/27 #	6,005,000	5,586,939
JSW Hydro Energy 144A 4.125% 5/18/31 #	587,650	513,292
Louisville Gas and Electric 4.25% 4/1/49	8,025,000	6,316,458
Minejesa Capital 144A 5.625% 8/10/37 #	445,000	385,992
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	607,789	580,208
National Rural Utilities Cooperative Finance 5.80% 1/15/33	475,000	481,882
NextEra Energy Capital Holdings
3.00% 1/15/52	2,250,000	1,369,515
5.55% 3/15/54	4,010,000	3,749,059
5.749% 9/1/25	6,940,000	6,946,241
Oglethorpe Power
3.75% 8/1/50	4,332,000	3,002,112
5.05% 10/1/48	3,280,000	2,837,807
144A 6.20% 12/1/53 #	725,000	722,325
Pacific Gas & Electric 3.30% 8/1/40	13,248,000	9,239,078

Schedule of investments

Delaware Diversified Income Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
PacifiCorp
5.10% 2/15/29	740,000	$731,266
5.45% 2/15/34	1,260,000	1,210,611
5.80% 1/15/55	1,150,000	1,061,939
PG&E 5.25% 7/1/30	2,515,000	2,357,192
Southern 5.70% 10/15/32	1,830,000	1,834,641
Southern California Edison
4.00% 4/1/47	1,720,000	1,288,727
5.20% 6/1/34	2,770,000	2,643,827
Star Energy Geothermal Wayang Windu 144A 6.75% 4/24/33 #	536,355	530,878
Vistra 144A 7.00% 12/15/26 #, μ, y	3,250,000	3,213,903
Vistra Operations
144A 5.125% 5/13/25 #	4,511,000	4,447,251
144A 6.00% 4/15/34 #	1,320,000	1,284,137
144A 6.95% 10/15/33 #	7,235,000	7,545,172
		113,751,768
Energy — 3.53%
3R Lux 144A 9.75% 2/5/31 #	870,000	915,333
BP Capital Markets 4.875% 3/22/30 μ, y	8,350,000	7,825,374
BP Capital Markets America 4.812% 2/13/33	2,948,000	2,819,603
Canacol Energy 144A 5.75% 11/24/28 #	1,030,000	485,990
Cheniere Energy Partners 4.50% 10/1/29	3,705,000	3,469,425
ConocoPhillips 5.05% 9/15/33	6,945,000	6,768,505
Diamondback Energy
3.125% 3/24/31	5,465,000	4,736,430
5.20% 4/18/27	1,490,000	1,479,479
5.40% 4/18/34	1,275,000	1,239,465
5.75% 4/18/54	4,854,000	4,637,126
EIG Pearl Holdings 144A 4.387% 11/30/46 #	545,000	410,227
Enbridge
5.25% 4/5/27	3,020,000	2,997,302
6.70% 11/15/53	1,600,000	1,712,088
Energean Israel Finance 144A 4.875% 3/30/26 #	535,000	504,358
Energy Transfer
5.95% 5/15/54	2,265,000	2,136,200
6.10% 12/1/28	5,430,000	5,538,605
6.50% 11/15/26 μ, y	9,375,000	9,120,448

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Enterprise Products Operating
3.20% 2/15/52	14,770,000	$9,594,131
3.30% 2/15/53	670,000	443,003
5.35% 1/31/33	630,000	624,595
Galaxy Pipeline Assets Bidco
144A 2.16% 3/31/34 #	486,240	406,546
144A 2.94% 9/30/40 #	590,678	454,141
Geopark 144A 5.50% 1/17/27 #	770,000	692,522
Greensaif Pipelines Bidco 144A 6.51% 2/23/42 #	860,000	864,552
Kinder Morgan
5.00% 2/1/29	1,090,000	1,063,878
5.20% 6/1/33	2,220,000	2,116,225
Kosmos Energy 144A 7.75% 5/1/27 #	950,000	925,957
Medco Maple Tree 144A 8.96% 4/27/29 #	865,000	886,618
Murphy Oil 5.875% 12/1/27	3,718,000	3,683,388
Occidental Petroleum 6.125% 1/1/31	4,155,000	4,210,428
ONEOK
5.65% 11/1/28	1,005,000	1,008,494
6.05% 9/1/33	996,000	1,007,444
PDC Energy 5.75% 5/15/26	2,395,000	2,395,129
Puma International Financing 144A 7.75% 4/25/29 #	919,000	930,736
Raizen Fuels Finance
144A 6.45% 3/5/34 #	385,000	383,845
144A 6.95% 3/5/54 #	900,000	876,763
SierraCol Energy Andina 144A 6.00% 6/15/28 #	790,000	684,514
Targa Resources Partners 5.00% 1/15/28	5,180,000	5,013,695
Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	7,605,000	6,517,393
Thaioil Treasury Center 144A 2.50% 6/18/30 #	790,000	654,256
TMS Issuer 144A 5.78% 8/23/32 #	490,000	494,655
TotalEnergies Capital 5.488% 4/5/54	2,575,000	2,507,341
Transportadora de Gas del Sur 144A 6.75% 5/2/25 #	460,000	446,847
		105,683,054
Finance Companies — 1.59%
AerCap Ireland Capital DAC
2.45% 10/29/26	3,595,000	3,322,382
3.00% 10/29/28	11,237,000	10,025,772
6.50% 7/15/25	3,600,000	3,626,607

Schedule of investments

Delaware Diversified Income Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Finance Companies (continued)
Air Lease
3.00% 2/1/30	14,315,000	$12,411,146
4.125% 12/15/26 μ, y	1,925,000	1,669,082
4.625% 10/1/28	5,173,000	4,951,134
5.10% 3/1/29	3,742,000	3,639,096
Aviation Capital Group 144A 3.50% 11/1/27 #	7,135,000	6,569,265
Bangkok Bank 144A 5.00% 9/23/25 #, μ, y	505,000	491,183
MAF Global Securities 7.875% 6/30/27 μ, y	540,000	555,471
RKPF Overseas 2020 A 5.125% 7/26/26	545,000	100,982
Sunac China Holdings
PIK, 144A 6.00% 9/30/25 #, «	957,900	100,579
PIK, 144A 6.25% 9/30/26 #, «	556,875	54,758
		47,517,457
Industrials — 0.06%
Bidvest Group UK 144A 3.625% 9/23/26 #	480,000	443,941
CK Hutchison International 23
144A 4.75% 4/21/28 #	490,000	478,188
144A 4.875% 4/21/33 #	875,000	830,711
		1,752,840
Insurance — 1.73%
AIA Group
144A 3.375% 4/7/30 #	465,000	416,052
144A 5.375% 4/5/34 #	660,000	630,883
Aon
2.90% 8/23/51	6,525,000	3,919,886
5.00% 9/12/32	4,930,000	4,734,598
Aon North America
5.30% 3/1/31	4,765,000	4,690,240
5.75% 3/1/54	800,000	774,020
Athene Holding
3.45% 5/15/52	5,435,000	3,387,686
3.95% 5/25/51	2,420,000	1,707,085
6.25% 4/1/54	1,670,000	1,624,549
Brighthouse Financial 3.85% 12/22/51	2,738,000	1,709,356
Jones Deslauriers Insurance Management 144A 8.50% 3/15/30 #	5,075,000	5,220,490
MetLife 6.40% 12/15/36	45,000	44,868
New York Life Global Funding 144A 5.45% 9/18/26 #	4,565,000	4,566,356

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
UnitedHealth Group
4.50% 4/15/33	13,284,000	$12,457,307
4.90% 4/15/31	3,095,000	3,012,452
5.375% 4/15/54	2,945,000	2,799,435
		51,695,263
Natural Gas — 0.26%
Atmos Energy 2.85% 2/15/52	2,145,000	1,306,845
Engie
144A 5.25% 4/10/29 #	2,300,000	2,269,366
144A 5.625% 4/10/34 #	2,020,000	1,989,212
Infraestructura Energetica Nova 144A 4.75% 1/15/51 #	595,000	437,691
Sempra 4.875% 10/15/25 μ, y	1,810,000	1,765,481
		7,768,595
Real Estate Investment Trusts — 0.31%
American Homes 4 Rent
3.625% 4/15/32	2,235,000	1,912,566
5.50% 2/1/34	1,500,000	1,446,918
CIBANCO Institucion de Banca Multiple Trust 144A 4.375% 7/22/31 #	820,000	669,129
Extra Space Storage 5.40% 2/1/34	4,850,000	4,646,360
Trust Fibra Uno 144A 7.375% 2/13/34 #	635,000	621,911
		9,296,884
Technology — 1.36%
Apple 1.40% 8/5/28	2,330,000	2,012,042
Autodesk 2.40% 12/15/31	1,426,000	1,152,051
Broadcom 144A 3.469% 4/15/34 #	8,477,000	7,026,306
CDW
2.67% 12/1/26	1,425,000	1,321,612
3.276% 12/1/28	10,765,000	9,629,020
Entegris 144A 4.75% 4/15/29 #	3,030,000	2,860,645
Iron Mountain 144A 5.25% 7/15/30 #	1,700,000	1,579,519
Iron Mountain Information Management Services 144A 5.00% 7/15/32 #	5,330,000	4,728,103
Oracle
3.60% 4/1/50	4,289,000	2,902,956
4.65% 5/6/30	6,115,000	5,864,830
Tencent Holdings
144A 2.88% 4/22/31 #	380,000	323,536
144A 3.68% 4/22/41 #	445,000	339,495

Schedule of investments

Delaware Diversified Income Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
TSMC Global
144A 2.25% 4/23/31 #	520,000	$430,081
144A 4.625% 7/22/32 #	690,000	670,516
		40,840,712
Transportation — 0.74%
Adani Ports & Special Economic Zone 144A 4.375% 7/3/29 #	490,000	423,764
Aeropuertos Argentina 2000 144A 8.50% 8/1/31 #	585,301	582,406
Azul Secured Finance 144A 11.93% 8/28/28 #	435,000	432,383
Burlington Northern Santa Fe 2.875% 6/15/52	3,840,000	2,367,708
ERAC USA Finance
144A 4.90% 5/1/33 #	1,600,000	1,519,457
144A 5.00% 2/15/29 #	1,525,000	1,498,465
Grupo Aeromexico 144A 8.50% 3/17/27 #	895,000	878,146
International Container Terminal Services 4.75% 6/17/30	775,000	740,535
Movida Europe 144A 7.85% 4/11/29 #	675,000	630,729
TAV Havalimanlari Holding 144A 8.50% 12/7/28 #	1,150,000	1,178,060
United Airlines
144A 4.375% 4/15/26 #	3,780,000	3,639,400
144A 4.625% 4/15/29 #	8,871,000	8,184,733
		22,075,786
Total Corporate Bonds (cost $1,060,352,481)		969,403,059

Government Agency Obligations — 0.78%
Abu Dhabi Crude Oil Pipeline 144A 4.60% 11/2/47 #	495,000	426,935
Abu Dhabi National Energy PJSC 144A 2.00% 4/29/28 #	745,000	654,106
Bapco Energies 7.50% 10/25/27	273,000	276,019
BOC Aviation USA 144A 4.875% 5/3/33 #	1,280,000	1,220,203
CIMB Bank 144A 2.125% 7/20/27 #	685,000	618,567
Consorcio Transmantaro 144A 5.20% 4/11/38 #	650,000	588,097
Corp Nacional del Cobre de Chile
144A 3.70% 1/30/50 #	450,000	294,196
144A 4.25% 7/17/42 #	400,000	304,054
Development Bank of Kazakhstan 144A 5.50% 4/15/27 #	200,000	198,500

	Principal
	amount°	Value (US $)
Government Agency Obligations (continued)
Ecopetrol
5.875% 11/2/51	510,000	$345,813
8.375% 1/19/36	525,000	510,705
Emirates NBD Bank PJSC 2.625% 2/18/25	310,000	301,723
First Abu Dhabi Bank 4.50% 4/5/26 μ, y	520,000	500,583
Freeport Indonesia
144A 5.315% 4/14/32 #	530,000	502,030
144A 6.20% 4/14/52 #	450,000	422,678
Gaci First Investment 4.875% 2/14/35	546,000	503,990
Georgian Railway JSC 4.00% 6/17/28	950,000	861,274
Greenko Power II 144A 4.30% 12/13/28 #	544,500	486,830
Huarong Finance 2017 4.75% 4/27/27	590,000	552,387
Hutama Karya Persero 144A 3.75% 5/11/30 #	400,000	361,942
KazMunayGas National
144A 4.75% 4/19/27 #	280,000	268,902
144A 5.375% 4/24/30 #	495,000	472,665
MISC Capital Two Labuan 144A 3.75% 4/6/27 #	750,000	711,225
OCP
144A 3.75% 6/23/31 #	350,000	291,888
144A 5.125% 6/23/51 #	840,000	608,068
144A 7.50% 5/2/54 #	655,000	637,459
Oryx Funding 144A 5.80% 2/3/31 #	885,000	874,155
Perusahaan Listrik Negara
144A 4.125% 5/15/27 #	795,000	758,728
144A 5.25% 5/15/47 #	870,000	742,153
Petroleos Mexicanos
6.75% 9/21/47	1,319,000	842,927
7.69% 1/23/50	1,005,000	700,326
10.00% 2/7/33	300,000	294,116
Petronas Capital
144A 2.48% 1/28/32 #	800,000	648,238
144A 3.50% 4/21/30 #	600,000	538,863
PTTEP Treasury Center 144A 2.587% 6/10/27 #	475,000	434,801
QazaqGaz JSC 144A 4.375% 9/26/27 #	1,445,000	1,351,126
QNB Finance 2.625% 5/12/25	760,000	735,813
Saudi Arabian Oil
144A 3.50% 11/24/70 #	210,000	130,315
144A 4.25% 4/16/39 #	1,242,000	1,050,159
Sweihan PV Power PJSC 144A 3.625% 1/31/49 #	512,552	404,967

Schedule of investments

Delaware Diversified Income Fund

	Principal
	amount°	Value (US $)
Government Agency Obligations (continued)
YPF 144A 9.50% 1/17/31 #	870,000	$879,660
Total Government Agency Obligations (cost $25,526,002)		23,307,186

Municipal Bonds — 0.48%
Commonwealth of Puerto Rico (Restructured)
Series A-1 2.993% 7/1/24 ^	212,555	210,967
Series A-1 4.00% 7/1/35	951,451	923,022
Series A-1 4.00% 7/1/37	1,010,652	968,579
GDB Debt Recovery Authority of Puerto Rico Revenue 7.50% 8/20/40	12,742,965	12,296,961
Total Municipal Bonds (cost $13,419,475)		14,399,529

Non-Agency Asset-Backed Securities — 2.23%
Citicorp Residential Mortgage Trust Series 2006-3 A5 4.605% 11/25/36 ~	585,727	578,004
Contimortgage Home Equity Loan Trust Series 1996-4 A8 7.22% 1/15/28	1,145	1,037
DataBank Issuer Series 2021-1A A2 144A 2.06% 2/27/51 #	5,300,000	4,834,050
Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #	13,905,000	12,356,705
Domino's Pizza Master Issuer Series 2021-1A A2I 144A 2.662% 4/25/51 #	21,521,425	18,799,326
Ford Credit Auto Lease Trust Series 2024-A A3 5.06% 5/15/27	5,488,000	5,449,555
Ford Credit Auto Owner Trust Series 2021-A B 0.70% 10/15/26	680,000	649,805
GreenState Auto Receivables Trust Series 2024-1A A2 144A 5.53% 8/16/27 #	8,000,000	7,978,496
JPMorgan Chase Bank Series 2021-3 B 144A 0.76% 2/26/29 #	644,405	626,396
Towd Point Mortgage Trust
Series 2017-4 M1 144A 3.25% 6/25/57 #, •	2,705,000	2,330,185
Series 2018-1 A1 144A 3.00% 1/25/58 #, •	295,285	286,704
Toyota Auto Receivables Owner Trust Series 2024-B A3 5.33% 1/16/29	13,000,000	12,970,274
Total Non-Agency Asset-Backed Securities (cost $71,866,306)		66,860,537

	Principal
	amount°	Value (US $)
Non-Agency Collateralized Mortgage Obligations — 2.01%
Agate Bay Mortgage Trust
Series 2015-1 B1 144A 3.642% 1/25/45 #, •	565,818	$532,371
Series 2015-1 B2 144A 3.642% 1/25/45 #, •	319,934	300,722
Citicorp Mortgage Securities Trust Series 2006-3 1A9 5.75% 6/25/36	118,657	99,300
Connecticut Avenue Securities Trust
Series 2019-R01 2M2 144A 7.894% (SOFR + 2.56%) 7/25/31 #, •	44,580	44,636
Series 2022-R01 1M2 144A 7.23% (SOFR + 1.90%) 12/25/41 #, •	3,900,000	3,938,060
Series 2022-R02 2M2 144A 8.33% (SOFR + 3.00%) 1/25/42 #, •	2,200,000	2,256,226
Flagstar Mortgage Trust Series 2021-2 A6 144A 2.50% 4/25/51 #, •	2,611,958	2,224,724
GS Mortgage-Backed Securities Trust
Series 2021-PJ4 A8 144A 2.50% 9/25/51 #, •	5,292,606	4,526,596
Series 2021-PJ7 A2 144A 2.50% 1/25/52 #, •	5,365,960	4,112,713
JPMorgan Mortgage Trust
Series 2014-2 B1 144A 3.41% 6/25/29 #, •	546,605	498,320
Series 2014-2 B2 144A 3.41% 6/25/29 #, •	216,947	196,652
Series 2015-4 B1 144A 3.532% 6/25/45 #, •	1,321,074	1,179,594
Series 2015-4 B2 144A 3.532% 6/25/45 #, •	961,727	855,513
Series 2016-4 B1 144A 3.808% 10/25/46 #, •	876,496	788,230
Series 2016-4 B2 144A 3.808% 10/25/46 #, •	1,515,177	1,360,392
Series 2017-1 B3 144A 3.452% 1/25/47 #, •	2,684,262	2,280,202
Series 2017-2 A3 144A 3.50% 5/25/47 #, •	223,434	191,264
Series 2020-2 A3 144A 3.50% 7/25/50 #, •	209,181	178,520
Series 2020-7 A3 144A 3.00% 1/25/51 #, •	969,090	797,528
Series 2021-1 A3 144A 2.50% 6/25/51 #, •	1,808,801	1,390,868
Series 2021-10 A3 144A 2.50% 12/25/51 #, •	3,535,017	2,709,396
Series 2021-11 A3 144A 2.50% 1/25/52 #, •	8,774,442	6,747,063
Series 2021-13 A3 144A 2.50% 4/25/52 #, •	4,092,914	3,147,226
Series 2021-13 B1 144A 3.14% 4/25/52 #, •	4,689,841	3,685,796
JPMorgan Trust
Series 2015-1 B2 144A 6.661% 12/25/44 #, •	928,167	888,292
Series 2015-5 B2 144A 6.73% 5/25/45 #, •	875,607	872,951
Series 2015-6 B1 144A 3.507% 10/25/45 #, •	864,877	795,560
Series 2015-6 B2 144A 3.507% 10/25/45 #, •	798,508	733,507
Morgan Stanley Residential Mortgage Loan Trust
Series 2020-1 A2A 144A 2.50% 12/25/50 #, •	3,724,421	2,923,638
Series 2021-1 A2 144A 2.50% 3/25/51 #, •	1,691,713	1,300,834

Schedule of investments

Delaware Diversified Income Fund

	Principal
	amount°	Value (US $)
Non-Agency Collateralized Mortgage Obligations (continued)
Morgan Stanley Residential Mortgage Loan Trust Series 2021-4 A3 144A 2.50% 7/25/51 #, •	1,692,404	$1,310,877
New Residential Mortgage Loan Trust Series 2018-RPL1 A1 144A 3.50% 12/25/57 #, •	458,242	429,184
RCKT Mortgage Trust
Series 2021-1 A1 144A 2.50% 3/25/51 #, •	1,796,621	1,377,011
Series 2021-6 A1 144A 2.50% 12/25/51 #, •	3,860,680	2,965,176
Sequoia Mortgage Trust
Series 2013-4 B2 3.437% 4/25/43 •	288,472	266,135
Series 2015-1 B2 144A 3.93% 1/25/45 #, •	544,285	508,055
Series 2015-2 B2 144A 3.757% 5/25/45 #, •	152,578	139,319
Series 2017-5 B1 144A 3.782% 8/25/47 #, •	199,939	177,897
Series 2020-4 A2 144A 2.50% 11/25/50 #, •	1,349,642	1,057,930
Wells Fargo Mortgage-Backed Securities Trust Series 2020-1 A1 144A 3.00% 12/25/49 #, •	539,302	443,235
Total Non-Agency Collateralized Mortgage Obligations (cost $73,271,900)		60,231,513

Non-Agency Commercial Mortgage-Backed Securities — 8.30%
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	6,740,000	6,281,975
Series 2017-BNK5 B 3.896% 6/15/60 •	2,970,000	2,701,314
Series 2019-BN20 A3 3.011% 9/15/62	6,255,000	5,419,246
Series 2019-BN21 A5 2.851% 10/17/52	8,200,000	7,031,703
Series 2019-BN23 A3 2.92% 12/15/52	8,570,000	7,428,273
Series 2022-BNK39 B 3.348% 2/15/55 •	3,195,000	2,501,088
Series 2022-BNK39 C 3.379% 2/15/55 •	2,092,000	1,541,486
Series 2022-BNK40 B 3.507% 3/15/64 •	4,550,000	3,648,615
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3 B 3.879% 2/15/50 •	30,000	27,489
Benchmark Mortgage Trust
Series 2018-B1 A5 3.666% 1/15/51 •	10,673,000	9,842,424
Series 2020-B17 A5 2.289% 3/15/53	6,844,000	5,573,374
Series 2020-B19 A5 1.85% 9/15/53	835,000	656,044
Series 2020-B21 A5 1.978% 12/17/53	3,594,000	2,839,716
Series 2020-B22 A5 1.973% 1/15/54	8,455,000	6,677,888
Series 2021-B29 A5 2.388% 9/15/54	5,500,000	4,414,650
Series 2022-B32 B 3.202% 1/15/55 •	4,505,000	3,394,448

	Principal
	amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust
Series 2022-B32 C 3.571% 1/15/55 •	5,500,000	$4,027,652
Series 2022-B33 B 3.735% 3/15/55 •	2,250,000	1,770,677
Series 2022-B33 C 3.735% 3/15/55 •	2,250,000	1,701,201
Series 2022-B35 A5 4.592% 5/15/55 •	6,555,000	5,909,515
BMO Mortgage Trust Series 2022-C1 A5 3.374% 2/15/55 •	3,550,000	3,031,378
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.786% 5/15/52	8,080,000	7,218,916
Series 2019-CF2 A5 2.874% 11/15/52	5,870,000	4,962,638
Series 2019-CF3 A4 3.006% 1/15/53	3,222,000	2,741,071
CD Mortgage Trust
Series 2016-CD2 A3 3.248% 11/10/49	5,351,527	5,043,425
Series 2017-CD6 B 3.911% 11/13/50 •	1,925,000	1,670,518
Series 2019-CD8 A4 2.912% 8/15/57	3,500,000	2,986,146
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.838% 12/10/54	10,020,000	9,451,697
Citigroup Commercial Mortgage Trust Series 2020-555 A 144A 2.647% 12/10/41 #	3,600,000	3,010,998
COMM Mortgage Trust
Series 2014-CR19 A5 3.796% 8/10/47	3,185,737	3,170,347
Series 2014-CR20 AM 3.938% 11/10/47	10,705,000	10,407,124
Series 2015-3BP A 144A 3.178% 2/10/35 #	130,000	116,781
Series 2015-CR23 A4 3.497% 5/10/48	115,000	112,227
Series 2016-CR28 A4 3.762% 2/10/49	3,290,000	3,170,535
DB-JPM Mortgage Trust Series 2016-C1 A4 3.276% 5/10/49	3,185,000	3,030,096
Grace Trust Series 2020-GRCE A 144A 2.347% 12/10/40 #	3,050,000	2,422,771
GS Mortgage Securities Trust
Series 2017-GS5 A4 3.674% 3/10/50	7,010,000	6,513,357
Series 2017-GS6 A3 3.433% 5/10/50	3,495,000	3,226,827
Series 2018-GS9 B 4.321% 3/10/51 •	125,000	115,251
Series 2019-GC39 A4 3.567% 5/10/52	7,311,000	6,508,964
Series 2019-GC42 A4 3.00% 9/10/52	5,440,000	4,730,507
Series 2020-GC47 A5 2.377% 5/12/53	14,745,000	12,235,096
JPM-BB Commercial Mortgage Securities Trust Series 2015-C31 A3 3.801% 8/15/48	8,998,891	8,747,577
JPM-DB Commercial Mortgage Securities Trust Series 2017-C7 A5 3.409% 10/15/50	290,000	266,395

Schedule of investments

Delaware Diversified Income Fund

	Principal
	amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.499% 4/15/46	7,199,000	$6,256,872
Series 2015-JP1 A5 3.914% 1/15/49	3,925,000	3,784,550
Series 2016-JP2 AS 3.056% 8/15/49	180,000	162,092
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.741% 8/15/47	1,233,595	1,227,761
Series 2015-C26 A5 3.531% 10/15/48	4,045,000	3,906,177
Series 2016-C29 A4 3.325% 5/15/49	2,595,000	2,462,034
Morgan Stanley Capital I Trust
Series 2016-BNK2 B 3.485% 11/15/49	1,500,000	1,233,244
Series 2019-L3 A4 3.127% 11/15/52	4,000,000	3,460,257
Series 2020-HR8 A4 2.041% 7/15/53	29,609,000	24,158,522
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.405% 12/15/47	2,415,029	2,372,072
Series 2015-NXS3 A4 3.617% 9/15/57	2,350,000	2,265,971
Series 2016-BNK1 A3 2.652% 8/15/49	5,945,000	5,507,795
Series 2020-C58 A4 2.092% 7/15/53	4,158,000	3,345,893
Total Non-Agency Commercial Mortgage-Backed Securities (cost $290,846,284)		248,422,660

Loan Agreements — 2.05%
Advantage Sales & Marketing 9.818%-9.835% (SOFR03M + 4.51%) 10/28/27 •	2,200,000	2,200,000
Berry Global Tranche AA 7.182% (SOFR01M + 1.86%) 7/1/29 •	1,777,945	1,784,013
Calpine
7.316% (SOFR01M + 2.00%) 12/16/27 •	466,469	466,987
7.316% (SOFR01M + 2.00%) 1/31/31 •	916,800	916,705
Castlelake Aviation One Designated Activity 8.079% (SOFR03M + 2.75%) 10/22/27 •	3,390,217	3,399,601
Charter Communications Operating
Tranche B2 7.052% (SOFR03M + 1.75%) 2/1/27 •	1,928,795	1,929,123
Tranche B-4 7.302% (SOFR03M + 2.00%) 12/7/30 •	2,892,750	2,854,783
Connect US Finco 9.816% (SOFR01M + 4.50%) 9/27/29 •	1,874,950	1,825,732
DaVita TBD 4/25/31 X	5,170,000	5,145,763
Entegris Tranche B 7.059% (SOFR03M + 1.75%) 7/6/29 •	1,702,480	1,710,639

		Principal
		amount°	Value (US $)
Loan Agreements (continued)
Epicor Software Tranche C 8.68% (SOFR01M + 3.36%) 7/30/27 •		1,707,609	$1,716,729
Flutter Entertainment Public Limited Tranche B 7.559% (SOFR03M + 2.25%) 11/25/30 •		3,196,987	3,206,978
Frontier Communications Tranche B 9.18% (SOFR01M + 3.86%) 10/8/27 •		1,979,509	1,977,917
Hamilton Projects Acquiror 9.93% (SOFR01M + 4.61%) 6/17/27 •		1,294,306	1,303,406
Informatica 8.18% (SOFR01M + 2.86%) 10/27/28 •		1,705,200	1,710,316
Mileage Plus Holdings 10.733% (SOFR03M + 5.40%) 6/21/27 •		1,397,500	1,435,835
Olympus Water US Holding Tranche B-4 9.576% (SOFR03M + 4.25%) 11/9/28 •		2,671,592	2,684,234
Scientific Games International Tranche B-1 8.071% (SOFR01M + 2.75%) 4/14/29 •		4,231,775	4,244,470
Standard Industries 7.68% (SOFR01M + 2.36%) 9/22/28 •		4,786,280	4,803,481
SunSource Borrower 9.42% (SOFR03M + 4.10%) 3/25/31 •		3,385,000	3,416,206
UKG Tranche B 8.814% (SOFR03M + 3.50%) 2/10/31 •		4,826,972	4,854,823
USI 8.552% (SOFR03M + 3.25%) 9/27/30 •		1,278,575	1,283,769
Viasat 9.816% (SOFR01M + 4.50%) 3/2/29 •		3,357,864	3,226,347
Virgin Media Bristol 8.656% (SOFR06M + 3.35%) 3/31/31 •		417,000	410,075
Vistra Operations 7.316% (SOFR01M + 2.00%) 12/20/30 •		2,867,602	2,871,324
Total Loan Agreements (cost $60,845,207)			61,379,256

Sovereign Bonds — 1.47%Δ
Albania — 0.01%
Albania Government International Bond 144A 3.50% 6/16/27 #	EUR	300,000	310,834
			310,834
Angola — 0.02%
Angolan Government International Bonds
144A 8.25% 5/9/28 #		233,000	220,305
8.25% 5/9/28		299,000	282,709
144A 8.75% 4/14/32 #		200,000	181,409
			684,423

Schedule of investments

Delaware Diversified Income Fund

	Principal
	amount°	Value (US $)
Sovereign BondsΔ (continued)
Argentina — 0.03%
Argentine Republic Government International Bonds
0.75% 7/9/30 ~	1,596,402	$927,526
1.00% 7/9/29	81,280	48,033
		975,559
Azerbaijan — 0.02%
Republic of Azerbaijan International Bond 144A 3.50% 9/1/32 #	603,000	499,274
		499,274
Bahrain — 0.02%
Bahrain Government International Bond 144A 7.375% 5/14/30 #	600,000	616,149
		616,149
Benin — 0.01%
Benin Government International Bond 144A 7.96% 2/13/38 #	200,000	189,068
		189,068
Bermuda — 0.04%
Bermuda Government International Bonds
3.375% 8/20/50	328,000	214,184
144A 5.00% 7/15/32 #	900,000	850,950
		1,065,134
Brazil — 0.03%
Brazilian Government International Bonds
4.75% 1/14/50	672,000	475,298
6.00% 10/20/33	300,000	287,150
		762,448
Chile — 0.03%
Chile Government International Bonds
3.10% 5/7/41	721,000	506,994
3.50% 1/31/34	400,000	338,939
3.50% 1/25/50	250,000	172,448
		1,018,381
Colombia — 0.03%
Colombia Government International Bonds
4.125% 2/22/42	368,000	235,154
5.00% 6/15/45	528,000	365,806

	Principal
	amount°	Value (US $)
Sovereign BondsΔ (continued)
Colombia (continued)
Colombia Government International Bonds 5.20% 5/15/49	200,000	$138,347
		739,307
Costa Rica — 0.01%
Costa Rica Government International Bond 144A 5.625% 4/30/43 #	300,000	265,200
		265,200
Dominican Republic — 0.06%
Dominican Republic International Bonds
144A 4.875% 9/23/32 #	1,152,000	1,011,456
144A 5.30% 1/21/41 #	350,000	288,965
144A 5.50% 2/22/29 #	400,000	381,563
144A 7.05% 2/3/31 #	200,000	202,500
		1,884,484
Ecuador — 0.02%
Ecuador Government International Bonds
144A 3.50% 7/31/35 #, ~	759,875	419,193
144A 6.00% 7/31/30 #, ~	289,958	204,683
144A 6.61% 7/31/30 #, ^	82,079	44,954
		668,830
Egypt — 0.04%
Egypt Government International Bonds
5.80% 9/30/27	287,000	255,994
144A 8.70% 3/1/49 #	1,080,000	840,073
		1,096,067
El Salvador — 0.02%
El Salvador Government International Bonds
144A 0.25% 4/17/30 #	350,000	10,397
6.375% 1/18/27	211,000	187,846
144A 9.25% 4/17/30 #	350,000	313,473
		511,716
Gabon — 0.01%
Gabon Government International Bond 144A 6.625% 2/6/31 #	235,000	185,798
		185,798

Schedule of investments

Delaware Diversified Income Fund

		Principal
		amount°	Value (US $)
Sovereign BondsΔ (continued)
Ghana — 0.01%
Ghana Government International Bond 144A 7.875% 3/26/27 #		553,000	$269,165
			269,165
Guatemala — 0.01%
Guatemala Government Bond 144A 5.25% 8/10/29 #		250,000	236,379
			236,379
Hungary — 0.02%
Hungary Government International Bond 144A 6.75% 9/25/52 #		200,000	206,046
MFB Magyar Fejlesztesi Bank 6.50% 6/29/28		425,000	428,506
			634,552
Indonesia — 0.03%
Indonesia Government International Bonds
4.65% 9/20/32		400,000	376,807
5.25% 1/17/42		200,000	192,072
Perusahaan Penerbit SBSN Indonesia III 4.70% 6/6/32		294,000	278,730
			847,609
Ivory Coast — 0.04%
Ivory Coast Government International Bonds
144A 4.875% 1/30/32 #	EUR	100,000	89,254
144A 6.125% 6/15/33 #		561,000	487,607
144A 7.625% 1/30/33 #		570,000	546,906
			1,123,767
Japan — 0.41%
Japan Government Thirty Year Bond 0.40% 3/20/50	JPY	2,763,000,000	12,350,994
			12,350,994
Jordan — 0.01%
Jordan Government International Bond 144A 5.75% 1/31/27 #		380,000	361,475
			361,475
Mexico — 0.05%
Mexico Government International Bonds
3.50% 2/12/34		756,000	607,164
4.875% 5/19/33		300,000	274,098
6.338% 5/4/53		300,000	279,819

		Principal
		amount°	Value (US $)
Sovereign BondsΔ (continued)
Mexico (continued)
Mexico Government International Bonds 6.35% 2/9/35		400,000	$398,509
			1,559,590
Morocco — 0.01%
Morocco Government International Bonds
144A 1.375% 3/30/26 #	EUR	200,000	200,820
144A 2.375% 12/15/27 #		200,000	176,066
			376,886
Nigeria — 0.04%
Nigeria Government International Bonds
7.143% 2/23/30		300,000	264,097
7.375% 9/28/33		351,000	292,365
144A 7.875% 2/16/32 #		703,000	617,039
			1,173,501
Oman — 0.04%
Oman Government International Bonds
144A 6.75% 1/17/48 #		689,000	683,440
7.375% 10/28/32		363,000	392,304
			1,075,744
Panama — 0.04%
Panama Bonos del Tesoro 3.362% 6/30/31		500,000	390,125
Panama Government International Bonds
6.40% 2/14/35		426,000	391,964
7.50% 3/1/31		500,000	506,901
			1,288,990
Paraguay — 0.02%
Paraguay Government International Bond 144A 5.40% 3/30/50 #		527,000	440,704
			440,704
Peru — 0.02%
Peruvian Government International Bond 2.844% 6/20/30		841,000	715,901
			715,901

Schedule of investments

Delaware Diversified Income Fund

		Principal
		amount°	Value (US $)
Sovereign BondsΔ (continued)
Poland — 0.03%
Bank Gospodarstwa Krajowego 144A 5.375% 5/22/33 #		585,000	$567,051
Republic of Poland Government International Bond 5.50% 4/4/53		462,000	439,263
			1,006,314
Qatar — 0.04%
Qatar Government International Bond 144A 4.40% 4/16/50 #		1,409,000	1,171,554
			1,171,554
Republic of Korea — 0.05%
Export-Import Bank of Korea 5.125% 1/11/33		400,000	392,166
Korea Housing Finance 144A 4.625% 2/24/33 #		540,000	508,776
Korea Hydro & Nuclear Power 144A 5.00% 7/18/28 #		585,000	576,326
			1,477,268
Republic of North Macedonia — 0.01%
North Macedonia Government International Bond 144A 3.675% 6/3/26 #	EUR	200,000	208,045
			208,045
Romania — 0.02%
Romanian Government International Bonds
144A 2.625% 12/2/40 #	EUR	155,000	108,564
144A 3.375% 1/28/50 #	EUR	290,000	208,901
7.125% 1/17/33		402,000	415,946
			733,411
Saudi Arabia — 0.01%
Saudi Government International Bond 4.50% 10/26/46		471,000	383,465
			383,465
Serbia — 0.02%
Serbia International Bonds
144A 1.00% 9/23/28 #	EUR	350,000	314,551
144A 3.125% 5/15/27 #	EUR	300,000	306,537
			621,088

	Principal
	amount°	Value (US $)
Sovereign BondsΔ (continued)
South Africa — 0.03%
Republic of South Africa Government International Bonds
4.85% 9/30/29	230,000	$205,186
4.875% 4/14/26	331,000	321,120
5.65% 9/27/47	200,000	142,060
5.75% 9/30/49	395,000	280,308
		948,674
Sri Lanka — 0.01%
Sri Lanka Government International Bond 144A 6.20% 5/11/27 #	755,000	430,476
		430,476
Trinidad and Tobago — 0.01%
Trinidad & Tobago Government International Bond 144A 4.50% 6/26/30 #	350,000	322,525
		322,525
Turkey — 0.06%
Hazine Mustesarligi Varlik Kiralama 144A 5.125% 6/22/26 #	450,000	438,843
Turkey Government International Bonds
7.625% 4/26/29	1,000,000	1,017,500
9.125% 7/13/30	360,000	388,230
		1,844,573
Ukraine — 0.01%
Ukraine Government International Bond 144A 7.75% 9/1/28 #	1,104,000	312,962
		312,962
Uruguay — 0.02%
Uruguay Government International Bond 4.375% 1/23/31	491,711	472,987
		472,987
Venezuela — 0.00%
Venezuela Government International Bond 7.75% 10/13/19 ‡	741,000	127,761
		127,761
Total Sovereign Bonds (cost $49,619,890)		43,989,032

Schedule of investments

Delaware Diversified Income Fund

	Principal
	amount°	Value (US $)
Supranational Banks — 0.03%
African Development Bank 5.75% 5/7/34 μ, y	680,000	$640,897
Corp Andina de Fomento 5.00% 1/24/29	400,000	390,655
Total Supranational Banks (cost $1,060,096)		1,031,552

US Treasury Obligations — 18.41%
US Treasury Bonds
2.25% 8/15/46	19,395,000	12,441,590
3.875% 2/15/43	16,430,000	14,357,638
4.25% 2/15/54	26,485,000	24,254,468
4.50% 2/15/44	9,200,000	8,737,125
4.75% 11/15/43	1,750,000	1,717,187
US Treasury Floating Rate Note 5.566% (USBMMY3M + 0.25%) 1/31/26 •	40,280,000	40,371,830
US Treasury Notes
4.00% 1/31/31	53,060,000	50,906,512
4.00% 2/15/34	67,625,000	64,042,992
4.25% 3/15/27	5,175,000	5,088,278
4.25% 3/31/29	94,870,000	92,409,309
4.25% 2/28/31	68,180,000	66,390,275
4.50% 11/15/33	34,510,000	34,011,224
4.625% 9/30/28	92,190,000	91,684,034
4.625% 4/30/29	3,795,000	3,780,769
4.625% 4/30/31	29,670,000	29,533,239
US Treasury Strip Principal 2.26% 5/15/44 ^	30,730,000	11,626,007
Total US Treasury Obligations (cost $576,461,038)		551,352,477

	Number of
	shares
Common Stock — 0.08%
Transportation — 0.08% Grupo Aeromexico =, †	140,061	2,452,800
Total Common Stock (cost $2,062,361)		2,452,800

	Number of
	shares	Value (US $)
Short-Term Investments — 1.68%
Money Market Mutual Funds — 1.68%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.18%)	12,554,531	$12,554,531
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.20%)	12,554,531	12,554,531
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.34%)	12,554,531	12,554,531
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	12,554,531	12,554,531
Total Short-Term Investments (cost $50,218,124)		50,218,124
Total Value of Securities—100.38% (cost $3,264,706,274)		$3,005,705,552
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at April 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2024, the aggregate value of Rule 144A securities was $461,802,984, which represents 15.42% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2024. Rate will reset at a future date.
y	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
>>	PIK. 100% of the income received was in the form of principal.

Schedule of investments
Delaware Diversified Income Fund

«	PIK. The first payment will be made after April 30, 2024.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at April 30, 2024.
X	This loan will settle after April 30, 2024, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be determined.
Δ	Securities have been classified by country of risk.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
†	Non-income producing security.

The following forward foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at April 30, 2024:1

Forward Foreign Currency Exchange Contracts

Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMCB	EUR	(1,674,797)	USD	1,790,712	7/12/24	$—	$(2,409)
JPMCB	JPY	2,231,600,000	USD	(14,984,859)	5/23/24	—	(783,313)
TD	AUD	24,000,000	USD	(15,583,560)	5/23/24	—	(24,883)
TD	EUR	(10,838,560)	USD	11,645,754	5/23/24	67,955	—
TD	JPY	(835,700,000)	USD	5,624,716	5/23/24	306,455	—
Total Forward Foreign Currency Exchange Contracts						$374,410	$(810,605)

Futures Contracts
Exchange-Traded

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(292)	US Treasury 2 yr Notes	$(59,175,625)	$(59,754,370)	6/28/24	$578,745	$—	$82,125
4,744	US Treasury 5 yr Notes	496,896,950	505,681,251	6/28/24	—	(8,784,301)	(1,667,801)

Futures Contracts

Exchange-Traded

							Variation
							Margin
			Notional		Value/	Value/	Due from
		Notional	Cost	Expiration	Unrealized	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation	Depreciation	Brokers
2,294	US Treasury 10 yr Notes	$246,461,625	$251,667,636	6/18/24	$—	$(5,206,011)	$(1,182,855)
(402)	US Treasury 10 yr Ultra Notes	(44,307,937)	(45,574,972)	6/18/24	1,267,035	—	251,250
131	US Treasury Long Bonds	14,909,437	15,469,597	6/18/24	—	(560,160)	(102,344)
(3)	US Treasury Long Bonds	(341,438)	(354,227)	6/18/24	12,789	—	2,344
(1)	US Treasury Ultra Bond	(119,563)	(125,896)	6/18/24	6,333	—	1,031
Total Futures Contracts			$667,009,019		$1,864,902	$(14,550,472)	$(2,616,250)

Schedule of investments

Delaware Diversified Income Fund

Swap Contracts

CDS Contracts2

Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Depreciation[4]	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
Protection Purchased/Moody’s Ratings:
CDX.NA.HY.41.V2[5] 12/20/28- Quarterly	28,116,000	5.000%	$(1,725,465)	$(1,436,415)	$(289,050)	$110,749
			(1,725,465)	(1,436,415)	(289,050)	110,749
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB Mexico 10.375% 1/28/33 Baa2 6/22/26- Quarterly	5,579,000	1.000%	(68,198)	17,869	(86,067)	—
JPMCB Mexico 10.375% 1/28/33 Baa2 6/20/28- Quarterly	2,828,000	1.000%	(23,467)	9,828	(33,295)	—
JPMCB Republic of Brazil 4.25% 1/7/25 Ba2 6/20/26- Quarterly	6,783,000	1.000%	(44,268)	91,680	(135,948)	—

CDS Contracts2

Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Depreciation[4]	Variation Margin Due from (Due to) Brokers

Over-The-Counter (continued):
Protection Purchased/Moody’s Ratings (continued):
JPMCB Republic of Indonesia 1.00% 12/20/28 Baa2 6/20/28- Quarterly	1,253,000	1.000%	$(15,608)	$(6,842)	$(8,766)	$—
JPMCB Republic of South Africa 1.00% 9/20/28 Ba2 6/20/28- Quarterly	913,000	1.000%	32,536	46,256	(13,720)	—
			(119,005)	158,791	(277,796)	—
Total CDS Contracts			$(1,844,470)	$(1,277,624)	$(566,846)	$110,749

The use of forward foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The forward foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.

Schedule of investments
Delaware Diversified Income Fund

[1]	See Note 6 in “Notes to financial statements.”
[2]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[3]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[4]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(184,259).
[5]	Markit’s North America High Yield Index, or the CDX.NA.HY Index, is composed of 100 liquid North American entities with high yield credit ratings that trade in the CDS market.

Summary of abbreviations:

CDS – Credit Default Swap

CDX.NA.HY – Credit Default Swap Index North America High Yield

CLO – Collateralized Loan Obligation

DAC – Designated Activity Company

DB – Deutsche Bank

FREMF – Freddie Mac Multifamily

GNMA – Government National Mortgage Association

GS – Goldman Sachs

JPM – JPMorgan

JPMCB – JPMorgan Chase Bank

JSC – Joint Stock Company

PIK – Payment-in-kind

PJSC – Private Joint Stock Company

REMIC – Real Estate Mortgage Investment Conduit

S.F. – Single Family

SOFR – Secured Overnight Financing Rate

SOFR01M – Secured Overnight Financing Rate 1 Month

SOFR03M – Secured Overnight Financing Rate 3 Month

Summary of abbreviations: (continued)

SOFR06M – Secured Overnight Financing Rate 6 Month

TBD – To be determined

TD – TD Bank

TSFR03M – 3 Month Term Secured Overnight Financing Rate

USBMMY3M – US Treasury 3 Month Bill Money Market Yield

yr – Year

Summary of currencies:

AUD – Australian Dollar

EUR – European Monetary Unit

JPY – Japanese Yen

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities

Delaware Diversified Income Fund	April 30, 2024 (Unaudited)
Assets:
Investments, at value*	$3,005,705,552
Foreign currencies, at valueΔ	216,229
Cash	438,785
Cash collateral due from brokers	14,647,275
Dividends and interest receivable	19,706,022
Receivable for securities sold	12,827,679
Receivable for fund shares sold	5,038,646
Unrealized appreciation on forward foreign currency exchange contracts	374,410
Prepaid expenses	159,100
Upfront payments paid on over-the-counter credit default swap contracts	158,791
Variation margin due from brokers on centrally cleared credit default swap contracts	110,749
Other assets	34,757
Total Assets	3,059,417,995
Liabilities:
Payable for securities purchased	50,826,660
Payable for fund shares redeemed	7,370,177
Variation margin due to broker on future contracts	2,616,250
Other accrued expenses	1,263,399
Unrealized depreciation on forward foreign currency exchange contracts	810,605
Investment management fees payable to affiliates	706,953
Distribution payable	579,520
Cash collateral due to brokers	455,000
Unrealized depreciation on over-the-counter credit default swap contracts	277,796
Administration expenses payable to affiliates	152,776
Distribution fees payable to affiliates	128,927
Total Liabilities	65,188,063
Total Net Assets	$2,994,229,932

Net Assets Consist of:
Paid-in capital	$3,682,070,388
Total distributable earnings (loss)	(687,840,456)
Total Net Assets	$2,994,229,932

Net Asset Value

Class A:
Net assets	$456,371,818
Shares of beneficial interest outstanding, unlimited authorization, no par	62,014,500
Net asset value per share	$7.36
Sales charge	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$7.71

Class C:
Net assets	$34,374,886
Shares of beneficial interest outstanding, unlimited authorization, no par	4,672,372
Net asset value per share	$7.36

Class R:
Net assets	$12,678,910
Shares of beneficial interest outstanding, unlimited authorization, no par	1,724,033
Net asset value per share	$7.35

Institutional Class:
Net assets	$2,226,505,675
Shares of beneficial interest outstanding, unlimited authorization, no par	302,361,776
Net asset value per share	$7.36

Class R6:
Net assets	$264,298,643
Shares of beneficial interest outstanding, unlimited authorization, no par	35,891,845
Net asset value per share	$7.36

*Investments, at cost	$3,264,706,274
ΔForeign currencies, at cost	217,886

See accompanying notes, which are an integral part of the financial statements.

Statement of operations

Delaware Diversified Income Fund	Six months ended April 30, 2024 (Unaudited)
Investment Income:
Interest	$64,707,631
Dividends	2,424,883
67,132,514

Expenses:
Management fees	6,739,569
Distribution expenses — Class A	589,947
Distribution expenses — Class C	181,979
Distribution expenses — Class R	31,798
Dividend disbursing and transfer agent fees and expenses	1,415,441
Accounting and administration expenses	283,918
Reports and statements to shareholders expenses	167,835
Legal fees	127,859
Registration fees	96,416
Trustees’ fees and expenses	76,074
Audit and tax fees	26,499
Custodian fees	435
Other	239,983
9,977,753
Less expenses waived	(2,842,477)
Less expenses paid indirectly	(263)
Total operating expenses	7,135,013
Net Investment Income (Loss)	59,997,501

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(19,396,001)
Foreign currencies	836,651
Forward foreign currency exchange contracts	(240,964)
Futures contracts	(2,551,665)
Options written	112,558
Swap contracts	(360,155)
Net realized gain (loss)	(21,599,576)

Net change in unrealized appreciation (depreciation) on:
Investments	121,755,530
Foreign currencies	15,899
Forward foreign currency exchange contracts	(1,336,713)
Futures contracts	818,319
Swap contracts	(480,893)
Net change in unrealized appreciation (depreciation)	120,772,142
Net Realized and Unrealized Gain (Loss)	99,172,566
Net Increase (Decrease) in Net Assets Resulting from Operations	$159,170,067

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Diversified Income Fund

	Six months
	ended
	4/30/24	Year ended
	(Unaudited)	10/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$59,997,501	$114,001,761
Net realized gain (loss)	(21,599,576)	(208,323,737)
Net change in unrealized appreciation (depreciation)	120,772,142	124,901,651
Net increase (decrease) in net assets resulting from operations	159,170,067	30,579,675

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(9,352,702)	(20,044,536)
Class C	(584,080)	(1,372,230)
Class R	(235,956)	(520,785)
Institutional Class	(44,968,227)	(87,289,501)
Class R6	(4,176,889)	(7,329,489)

Return of capital:
Class A	—	(59,334)
Class C	—	(5,017)
Class R	—	(1,648)
Institutional Class	—	(243,068)
Class R6	—	(19,968)
	(59,317,854)	(116,885,576)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	36,493,363	73,371,752
Class C	3,766,393	5,667,295
Class R	1,361,668	2,698,993
Institutional Class	497,354,397	742,539,588
Class R6	94,568,181	43,452,431

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	8,934,247	18,888,494
Class C	573,548	1,340,211
Class R	234,092	518,405
Institutional Class	43,173,420	83,899,420
Class R6	3,889,780	6,774,940
	690,349,089	979,151,529

	Six months
	ended
	4/30/24	Year ended
	(Unaudited)	10/31/23
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(69,018,599)	$(129,889,881)
Class C	(6,682,601)	(17,126,145)
Class R	(1,847,747)	(5,737,321)
Institutional Class	(379,102,519)	(750,364,911)
Class R6	(15,331,980)	(20,962,786)
	(471,983,446)	(924,081,044)
Increase in net assets derived from capital share transactions	218,365,643	55,070,485
Net Increase (Decrease) in Net Assets	318,217,856	(31,235,416)

Net Assets:
Beginning of period	2,676,012,076	2,707,247,492
End of period	$2,994,229,932	$2,676,012,076

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Diversified Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions
Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.31% lower.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
4/30/24[1]	Year ended
(Unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
$7.08	$7.30	$9.17	$9.23	$8.85	$8.19

0.15	0.29	0.21	0.19	0.22	0.27
0.28	(0.21)	(1.77)	(0.02)	0.42	0.68
0.43	0.08	(1.56)	0.17	0.64	0.95

(0.15)	(0.30)	(0.25)	(0.23)	(0.26)	(0.27)
—	—	(0.06)	— [3]	—	—
—	— [3]	— [3]	—	—	(0.02)
(0.15)	(0.30)	(0.31)	(0.23)	(0.26)	(0.29)
$7.36	$7.08	$7.30	$9.17	$9.23	$8.85

6.01%	0.93%	(17.34)%	1.90%	7.37%	11.82%[5]

$456,372	$461,253	$511,883	$716,494	$733,935	$751,229
0.70%	0.70%	0.70%	0.69%	0.69%	0.70%
0.90%	0.87%	0.89%	0.86%	0.86%	0.88%
4.01%	3.88%	2.57%	2.04%	2.47%	3.16%
3.81%	3.71%	2.38%	1.87%	2.30%	2.98%
40%	107%	106%	198%	112%	167%

Financial highlights

Delaware Diversified Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions
Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.31% lower.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
4/30/24[1]	Year ended
(Unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
$7.08	$7.30	$9.17	$9.22	$8.85	$8.19

0.12	0.24	0.15	0.12	0.15	0.20
0.28	(0.22)	(1.77)	(0.01)	0.41	0.69
0.40	0.02	(1.62)	0.11	0.56	0.89

(0.12)	(0.24)	(0.19)	(0.16)	(0.19)	(0.21)
—	—	(0.06)	— [3]	—	—
—	— [3]	— [3]	—	—	(0.02)
(0.12)	(0.24)	(0.25)	(0.16)	(0.19)	(0.23)
$7.36	$7.08	$7.30	$9.17	$9.22	$8.85

5.62%	0.17%	(17.96)%	1.25%	6.45%	10.99%[5]

$34,375	$35,260	$46,151	$79,733	$149,707	$250,652
1.45%	1.45%	1.45%	1.44%	1.44%	1.45%
1.65%	1.62%	1.64%	1.61%	1.61%	1.63%
3.26%	3.13%	1.82%	1.29%	1.72%	2.41%
3.06%	2.96%	1.63%	1.12%	1.55%	2.23%
40%	107%	106%	198%	112%	167%

Financial highlights

Delaware Diversified Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions
Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.31% lower.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
4/30/24[1]	Year ended
(Unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
$7.07	$7.30	$9.17	$9.22	$8.85	$8.19

0.14	0.27	0.19	0.17	0.20	0.25
0.28	(0.22)	(1.77)	(0.01)	0.41	0.68
0.42	0.05	(1.58)	0.16	0.61	0.93

(0.14)	(0.28)	(0.23)	(0.21)	(0.24)	(0.25)
—	—	(0.06)	— [3]	—	—
—	— [3]	— [3]	—	—	(0.02)
(0.14)	(0.28)	(0.29)	(0.21)	(0.24)	(0.27)
$7.35	$7.07	$7.30	$9.17	$9.22	$8.85

5.89%	0.54%	(17.55)%	1.76%	6.99%	11.54%[5]

$12,679	$12,448	$15,253	$21,563	$26,403	$36,082
0.95%	0.95%	0.95%	0.94%	0.94%	0.95%
1.15%	1.12%	1.14%	1.11%	1.11%	1.13%
3.76%	3.63%	2.32%	1.79%	2.22%	2.91%
3.56%	3.46%	2.13%	1.62%	2.05%	2.73%
40%	107%	106%	198%	112%	167%

Financial highlights

Delaware Diversified Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions
Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.31% lower.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
4/30/24[1]	Year ended
(Unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
$7.08	$7.30	$9.18	$9.23	$8.86	$8.20

0.16	0.31	0.23	0.21	0.25	0.29
0.28	(0.21)	(1.78)	(0.01)	0.40	0.68
0.44	0.10	(1.55)	0.20	0.65	0.97

(0.16)	(0.32)	(0.27)	(0.25)	(0.28)	(0.29)
—	—	(0.06)	— [3]	—	—
—	— [3]	— [3]	—	—	(0.02)
(0.16)	(0.32)	(0.33)	(0.25)	(0.28)	(0.31)
$7.36	$7.08	$7.30	$9.18	$9.23	$8.86

6.14%	1.18%	(17.22)%	2.27%	7.52%	12.09%[5]

$2,226,506	$1,991,742	$1,981,547	$3,129,804	$2,671,510	$2,619,167
0.45%	0.45%	0.45%	0.44%	0.44%	0.45%
0.65%	0.62%	0.64%	0.61%	0.61%	0.63%
4.26%	4.13%	2.82%	2.29%	2.72%	3.41%
4.06%	3.96%	2.63%	2.12%	2.55%	3.23%
40%	107%	106%	198%	112%	167%

Financial highlights

Delaware Diversified Income Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions
Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.31% lower.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
4/30/24[1]	Year ended
(Unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
$7.08	$7.30	$9.18	$9.23	$8.86	$8.20

0.16	0.32	0.24	0.22	0.25	0.30
0.28	(0.21)	(1.78)	(0.01)	0.41	0.68
0.44	0.11	(1.54)	0.21	0.66	0.98

(0.16)	(0.33)	(0.28)	(0.26)	(0.29)	(0.30)
—	—	(0.06)	— [3]	—	—
—	— [3]	— [3]	—	—	(0.02)
(0.16)	(0.33)	(0.34)	(0.26)	(0.29)	(0.32)
$7.36	$7.08	$7.30	$9.18	$9.23	$8.86

6.19%	1.27%	(17.15)%	2.35%	7.61%	12.18%[5]

$264,298	$175,309	$152,413	$231,735	$38,057	$23,584
0.36%	0.36%	0.36%	0.36%	0.36%	0.36%
0.56%	0.53%	0.55%	0.53%	0.53%	0.54%
4.35%	4.22%	2.91%	2.37%	2.80%	3.50%
4.15%	4.05%	2.72%	2.20%	2.63%	3.32%
40%	107%	106%	198%	112%	167%

Notes to financial statements

Delaware Diversified Income Fund	April 30, 2024 (Unaudited)

Delaware Group® Adviser Funds (Trust) is organized as a Delaware statutory trust and offers one fund: Delaware Diversified Income Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Fixed income securities and credit default swap (CDS) contracts are generally priced based upon valuations provided by an independent pricing service or broker/counterparty in accordance with methodologies included within Delaware Management Company (DMC)'s Pricing Policy (the Policy). Fixed income security valuations and CDS contracts are then reviewed by DMC as part of its duties as the Fund’s valuation designee and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Forward foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940 (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC as the valuation designee (Valuation Designee) for each fund to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended April 30, 2024, and for all open tax years (years ended October 31, 2020–October 31, 2023), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties

Notes to financial statements

Delaware Diversified Income Fund

1. Significant Accounting Policies (continued)

in “Other” on the “Statement of operations.” During the six months ended April 30, 2024, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of realized gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Derivative Financial Instruments — The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund intends to use either derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.

Segregation and Collateralization — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Fund may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of the Fund under derivative contracts, if any, will be reported separately on the “Statement of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedule of investments.”

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid. Withholding taxes and reclaims on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Fund will accrue such taxes as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays dividends from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations”

Notes to financial statements

Delaware Diversified Income Fund

1. Significant Accounting Policies (continued)

under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion, 0.425% on the next $5.5 billion, and 0.40% on average daily net assets in excess of $8 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.45% of the Fund’s Class A, Class C, Class R, and Institutional Class shares’ average daily net assets and 0.36% of the Fund’s Class R6 shares’ average daily net assets from November 1, 2023 through February 26, 2025. These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from November 1, 2023 through February 26, 2025, unless terminated by agreement of DMC and the Fund, is as follows:

Operating expense limitation as a percentage of average daily net assets
Class A	Class C	Class R	Institutional Class	Class R6
0.70%	1.45%	0.95%	0.45%	0.36%

DMC has entered into Sub-Advisory Agreements on behalf of the Fund with Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited and Macquarie Investment Management Europe Limited, each of which is an affiliate of DMC (Affiliated Sub-Advisor). Pursuant to the terms of the relevant Sub-Advisory Agreement, the investment sub-advisory fee is paid by DMC to each Affiliated Sub-Advisor based on the extent to which an Affiliated Sub-Advisor provides services to the Fund. For these services, DMC, not the Fund, may pay the Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.0050% of the first $60 billion;

0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended April 30, 2024, the Fund paid $65,204 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended April 30, 2024, the Fund paid $93,193 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended April 30, 2024, the Fund paid $42,641 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended April 30, 2024, DDLP earned $11,225 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2024, DDLP received gross CDSC commissions of $110 and $925 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

Notes to financial statements

Delaware Diversified Income Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

3. Investments

For the six months ended April 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$403,556,977
Purchases of US government securities	990,913,313
Sales other than US government securities	364,755,450
Sales of US government securities	724,515,113

At April 30, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$3,264,860,065
Aggregate unrealized appreciation of investments and derivatives	$15,404,270
Aggregate unrealized depreciation of investments and derivatives	(288,247,394)
Net unrealized depreciation of investments and derivatives	$(272,843,124)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At October 31, 2023, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:

Loss carryforward character
Short-term	Long-term	Total
$153,109,504	$252,489,462	$405,598,966

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 -	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 -	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 -	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2024:

	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$70,930,162	$—	$70,930,162
Agency Commercial Mortgage-Backed Securities	—	1,055,786	—	1,055,786
Agency Mortgage-Backed Securities	—	801,317,118	—	801,317,118
Collateralized Debt Obligations	—	39,354,761	—	39,354,761
Common Stock	—	—	2,452,800	2,452,800
Corporate Bonds	—	969,403,059	—	969,403,059
Government Agency Obligations	—	23,307,186	—	23,307,186
Loan Agreements	—	61,379,256	—	61,379,256

Notes to financial statements

Delaware Diversified Income Fund

3. Investments (continued)

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$14,399,529	$—	$14,399,529
Non-Agency Asset-Backed Securities	—	66,860,537	—	66,860,537
Non-Agency Collateralized Mortgage Obligations	—	60,231,513	—	60,231,513
Non-Agency Commercial Mortgage-Backed Securities	—	248,422,660	—	248,422,660
Sovereign Bonds	—	43,989,032	—	43,989,032
Supranational Banks	—	1,031,552	—	1,031,552
US Treasury Obligations	—	551,352,477	—	551,352,477
Short-Term Investments	50,218,124	—	—	50,218,124
Total Value of Securities	$50,218,124	$2,953,034,628	$2,452,800	$3,005,705,552

Derivatives[1]
Assets:
Forward Foreign Currency Exchange Contracts	$—	$374,410	$—	$374,410
Futures Contracts	1,864,902	—	—	1,864,902
Liabilities:
Centrally Cleared Credit Default Swap Contracts	$—	$(289,050)	$—	$(289,050)
Forward Foreign Currency Exchange Contracts	—	(810,605)	—	(810,605)
Futures Contracts	(14,550,472)	—	—	(14,550,472)
Over-The-Counter Credit Default Swap Contracts	—	(277,796)	—	(277,796)

1Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the six months ended April 30, 2024, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	4/30/24	10/31/23
Shares sold:
Class A	4,837,338	9,711,563
Class C	502,261	750,016
Class R	180,079	358,840
Institutional Class	65,946,200	98,297,366
Class R6	12,659,600	5,742,743

Shares issued upon reinvestment of dividends and distributions:
Class A	1,183,448	2,506,251
Class C	75,981	177,685
Class R	31,029	68,811
Institutional Class	5,714,875	11,133,765
Class R6	515,289	899,842
	91,646,100	129,646,882

Shares redeemed:
Class A	(9,160,529)	(17,183,578)
Class C	(887,943)	(2,269,651)
Class R	(246,555)	(758,765)
Institutional Class	(50,465,649)	(99,537,093)
Class R6	(2,030,646)	(2,759,745)
	(62,791,322)	(122,508,832)
Net increase	28,854,778	7,138,050

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table above and on the “Statements of changes in net assets.” For the six months ended April 30, 2024 and the year ended October 31, 2023, the Fund had the following exchange transactions:

	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Class R6 Shares	Value
Six months ended
4/30/24	69,180	6,114	200,240	39,356	72,144	163,998	$2,052,560
Year ended
10/31/23	306,860	49,046	911,170	97,911	315,515	853,805	9,723,995

Notes to financial statements

Delaware Diversified Income Fund

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 28, 2024.

The Fund had no amounts outstanding as of April 30, 2024, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Open forward foreign currency exchange contracts, if any, are disclosed on the “Schedule of investments.” At April 30, 2024, the Fund posted $900,000 and received $455,000 cash as collateral for open forward foreign currency exchange contracts, which is included in “Cash collateral due from brokers” and “Cash collateral due to brokers”, respectively on the “Statement of assets and liabilities.”

During the six months ended April 30, 2024, the Fund entered into forward foreign currency exchange contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies to decrease exposure to foreign currencies.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At April 30, 2024, the Fund posted $12,518,988 cash collateral as margin for open futures contracts, which is included in “Cash collateral due from brokers” on the “Statement of assets and liabilities.” Open futures contracts, if any, are disclosed on the “Schedule of investments.”

During the six months ended April 30, 2024, the Fund entered into futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Options Contracts — The Fund may enter into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an

Notes to financial statements

Delaware Diversified Income Fund

6. Derivatives (continued)

option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. No options contracts were outstanding at April 30, 2024.

During the six months ended April 30, 2024, the Fund used options contracts to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions, to adjust the Fund’s overall exposure to certain markets, to receive premiums for writing options and to facilitate investments in portfolio securities.

Swap Contracts — The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended April 30, 2024, the Fund entered into CDS contracts as a purchaser of protection, as a hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty. During the six months ended April 30, 2024, the Fund did not enter into any CDS contracts as a seller of protection.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended April 30, 2024, the Fund entered into CDS contracts to hedge against credit events.

At April 30, 2024, the Fund posted $1,228,287 cash collateral for centrally cleared derivatives, which is included in “Cash collateral due from brokers” on the “Statement of assets and liabilities.”

Fair values of derivative instruments as of April 30, 2024 were as follows:

	Asset Derivatives Fair Value
		Interest
	Currency	Rate
Statement of Assets and Liabilities Location	Contracts	Contracts	Total
Unrealized appreciation on forward foreign currency exchange contracts	$374,410	$—	$374,410
Variation margin due to broker on futures contracts*	—	1,864,902	1,864,902
Total	$374,410	$1,864,902	$2,239,312
		Liability Derivatives Fair Value
		Interest
	Currency	Rate	Credit
Statement of Assets and Liabilities Location	Contracts	Contracts	Contracts	Total
Unrealized depreciation on forward foreign currency exchange contracts	$(810,605)	$—	$—	$(810,605)
Variation margin due to broker on futures contracts*	—	(14,550,472)	—	(14,550,472)

Notes to financial statements

Delaware Diversified Income Fund

6. Derivatives (continued)

	Liability Derivatives Fair Value
		Interest
	Currency	Rate	Credit
Statement of Assets and Liabilities Location	Contracts	Contracts	Contracts	Total
Variation margin due from brokers on centrally cleared credit default swap contracts*	$—	$—	$(289,050)	$(289,050)
Unrealized depreciation on over-the-counter credit default swap contracts	—	—	(277,796)	(277,796)
Total	$(810,605)	$(14,550,472)	$(566,846)	$(15,927,923)

*Includes cumulative appreciation (depreciation) of futures contracts and centrally cleared CDS contracts from the date the contracts were opened through April 30, 2024. Only current day variation margin is reported on the Fund’s “Statement of assets and liabilities.”

The effect of derivative instruments on the “Statement of operations” for the six months ended April 30, 2024 was as follows:

	Net Realized Gain (Loss) on:
	Forward
	Foreign
	Currency
	Exchange	Futures	Options	Swap
	Contracts	Contracts	Written	Contracts	Total
Currency contracts	$(240,964)	$—	$—	$—	$(240,964)
Interest rate contracts	—	(2,551,665)	112,558	—	(2,439,107)
Credit contracts	—	—	—	(360,155)	(360,155)
Total	$(240,964)	$(2,551,665)	$112,558	$(360,155)	$(3,040,226)
	Net Change in Unrealized Appreciation (Depreciation) on:
	Forward
	Foreign
	Currency
	Exchange	Futures	Swap
	Contracts	Contracts	Contracts	Total
Currency contracts	$(1,336,713)	$—	$—	$(1,336,713)
Interest rate contracts	—	818,319	—	818,319
Credit contracts	—	—	(480,893)	(480,893)
Total	$(1,336,713)	$818,319	$(480,893)	$(999,287)

The table below summarizes the average daily balance of derivative holdings by the Fund during the six months ended April 30, 2024:

	Long Derivative	Short Derivative
	Volume	Volume
Forward foreign currency exchange contracts (average contract amount)	$4,519,925	$38,213,841
Futures contracts (average notional amount)	715,810,769	97,068,913
Options contracts (average value)*	—	6,249
CDS contracts (average notional amount)**	37,928,887	—

*Long represents purchased options and short represents written options.

**Long represents buying protection and short represents selling protection.

7. Offsetting

The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigates its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At April 30, 2024, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

	Gross Value of	Gross Value of
Counterparty	Derivative Asset	Derivative Liability	Net Position
JPMorgan Chase Bank	$—	$(1,063,518)	$(1,063,518)
TD Bank	374,410	(24,883)	349,527
Total	$374,410	$(1,088,401)	$(713,991)

Notes to financial statements

Delaware Diversified Income Fund

7. Offsetting (continued)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
JPMorgan Chase Bank	$(1,063,518)	$—	$—	$—	$900,000	$(163,518)
TD Bank	349,527	—	—	—	—	349,527
Total	$(713,991)	$—	$—	$—	$900,000	$186,009

(a) Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

At April 30, 2024, the Fund had no securities out on loan.

9. Credit and Market Risks

The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.

Beginning in late February 2022, global financial markets have experienced and may continue to experience significant volatility related to military action by Russia in Ukraine. As a result of this military action, the US and many other countries have imposed sanctions on Russia and certain Russian individuals, banks and corporations. The ongoing hostilities and resulting sanctions are expected to have a severe adverse effect on the region’s economies and more globally, including significant negative impact on markets for certain securities and commodities, such as oil and natural gas. Any cessation of trading on the Russian securities markets will impact the value and liquidity of certain portfolio holdings. The extent and duration of military action, sanctions, and resulting market disruptions are impossible to predict, but could be substantial and prolonged and impact the Fund’s performance.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government

Notes to financial statements

Delaware Diversified Income Fund

9. Credit and Market Risks (continued)

policy, monetary policy, inflation expectations, and the supply and demand of bonds. A Fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are CMOs. CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities, like other fixed income securities, are subject to credit risk and interest rate risk, and may also be subject to prepayment risk and extension risk. Mortgage-backed and asset-backed securities can be highly sensitive to interest rate changes. As a result, small movements in interest rates can substantially impact the value and liquidity of these securities. Prepayment risk is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value of the securities and may cause the Fund to reinvest the proceeds in lower yielding securities. Extension risk is the risk that principal on mortgage-backed or asset-backed securities will be repaid more slowly than expected, which may reduce the proceeds available for reinvestment in higher yielding securities and may cause the security to experience greater volatility due to the extended maturity of the security. When interest rates rise, the value of mortgage-backed and asset-backed securities can be expected to decline. When interest rates go down, however, the value of these securities may not increase as much as other fixed income securities due to borrowers refinancing their loans at lower interest rates or prepaying their loans. In addition, mortgage-backed and asset-backed securities may decline in value, become more volatile, face difficulties in valuation, or experience reduced liquidity due to changes in general economic conditions. During periods of economic downturn, for example, underlying borrowers may not make timely payments on their loans and the value of property that secures the loans may decline in value such that it is worth less than the amount of the associated loans. If the collateral securing a mortgage-backed or asset-backed security is insufficient to repay the loan, the Fund could sustain a loss. Such risks generally will be heightened where a mortgage-backed or asset-backed security includes “subprime” loans. Although mortgage-backed securities are often supported by government guarantees or private insurance, there can be no guarantee that those obligations will be met. Furthermore, in certain economic conditions, loan servicers, loan originators and other participants in the market for mortgage-backed and other asset-backed securities may be unable to receive sufficient funding, impairing their ability to perform their obligations on the loans. Certain mortgage-backed or asset-backed securities may be more susceptible to these risks than other mortgage-backed, asset-backed, or fixed-income securities. For example, the Fund’s investments in CMOs, real estate mortgage investment conduits (REMICs), and stripped mortgage-backed securities are generally highly susceptible to interest rate risk, prepayment risk, and extension risk. At times, these investments may be difficult to value and/or illiquid. Some classes of CMOs and REMICs may have preference in receiving principal or interest payments relative to more junior classes. The market prices and yields of these junior classes will generally be more volatile than more senior classes and will be more susceptible to interest rate risk, prepayment risk, and extension risk than more senior classes. Stripped mortgage-backed securities that receive only payments of interest (IOs) will generally decrease in value if interest rates decline or prepayment rates increase. Stripped mortgage-backed securities that receive only payments of principal (POs) will generally decrease in value if interest rates increase or prepayment rates decrease. These

Notes to financial statements

Delaware Diversified Income Fund

9. Credit and Market Risks (continued)

changes in value can be substantial and could cause the Fund to lose the entire value of its investment in CMOs, REMICs, and stripped mortgage-backed securities.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund. There were no unfunded loan commitments at the six months ended April 30, 2024.

Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the “Statement of assets and liabilities”, if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a Fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the

Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2024, that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information (Unaudited)

Delaware Diversified Income Fund

Form N-PORT and proxy voting information

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)       Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b)       Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)

under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 14. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP ADVISER FUNDS

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	June 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	June 27, 2024
/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	June 27, 2024